AXP(R)
                                                                      High Yield
                                                                 Tax-Exempt Fund
                                                          2001 SEMIANNUAL REPORT

American
 Express(R)
Funds

(icon of) lock

AXP High Yield Tax-Exempt Fund
seeks to provide high yield generally
exempt from federal income taxes.

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More Yield,
Less Taxes

Most of the time, making money means paying taxes. But investors still can enjoy income that generally is free from federal taxes by taking advantage of tax-exempt bonds. AXP High Yield Tax-Exempt Fund strives to provide the maximum amount of tax-free income by focusing on municipal bonds that pay above-average interest. However, certain income may be subject to state or local or the alternative minimum tax. To reduce the investment risk, the Fund holds a large, widely diversified portfolio of bonds providing protection to shareholders seeking to avoid the impact of default by an individual bond. The result may be a superior after-tax return for investors in higher tax brackets.

CONTENTS
From the Chairman                                   3
From the Portfolio Manager                          3
Fund Facts                                          5
The 10 Largest Holdings                             6
Financial Statements (Fund)                         7
Notes to Financial Statements (Fund)               10
Financial Statements (Portfolio)                   15
Notes to Financial Statements (Portfolio)          17
Investments in Securities                          19

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2  AXP HIGH YIELD TAX-EXEMPT FUND

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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

First, I want to thank you for being a shareholder in American Express funds. While we strongly believe in the virtues of investment, we also are very sensitive to the fluctuations of the financial markets. That is why we want to re-emphasize the importance of making certain that you frequently review your investments and regularly meet with your financial advisor. By doing so, you can take advantage of shifts in the markets to position your portfolio relative to expected market volatility and, possibly, achieve better overall performance.

Second, I strongly advise that you keep a focus on the long-term. Reviewing past performance is helpful, but it should not be viewed as a leading indicator of the future. One constant is the necessity to have a financial plan based on appropriate asset allocation. Make sure that the plan provides what you need and expect.

Our job, as a Board, is to monitor and confirm that the Fund complies with its investment objective and that its management style stays on target. We want the Fund to be able to deliver to you, the shareholder, the type of performance you expect and the best results that can be obtained. Toward that end, American Express has made significant changes, and will continue to make changes as it strives to provide a consistent standard of excellence.

On behalf of the Board,

Arne H. Carlson

(picture of) Terry Fettig
Terry Fettig
Portfolio manager

From the Portfolio Manager

AXP High Yield Tax-Exempt Fund's dividend declined slightly during the past six months, reflecting a small drop in municipal bond yields. However, the Fund's net asset value rose a bit, adding to the total return of 3.63% (excluding the sales charge) for Class A shares over the first half of the fiscal year -- December 2000 through May 2001 period.

The period got off to a strong start, as a slowdown in economic growth erased inflation concerns and whetted bond investors' appetites for a potential decline in interest rates. (Falling interest rates boost bond prices, while rising rates depress them.) That anticipation, combined with a light supply of newly issued tax-exempt bonds, led to strong demand for municipal bonds from December through early January. The result was a drop in bond interest rates and a rise in prices, which in turn drove up the Fund's net asset value.

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3  SEMIANNUAL REPORT -- 2001

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MARKET COOLS OFF
From that point, and despite continued Fed cuts of short-term rates, the rally cooled off as bond supply increased and investors began focusing on the likelihood of a stronger economy and, perhaps, higher inflation later in the year. That outlook gained increasing favor by late March, leading to a month-long slump in the municipal market that eroded some of the Fund's previous gain. A modest pick-up in May, however, ended the period on a positive note.

Looking at changes to the portfolio, to counteract the trend toward a lower Fund yield resulting from bond calls and prepayments, I added a bit to holdings among low-grade bonds, bringing that percentage of the portfolio to about 21% at period-end.

The only other notable change was a modest increase in the portfolio's duration. (Duration, a function of the average maturity of the bond holdings, influences how price-sensitive the Fund is to interest-rate changes. Generally, the longer the maturity, the greater the sensitivity.) That strategy helped performance early in the period when rates came down and the municipal market rallied, then detracted when rates turned up and the market slacked off. Overall, though, it enhanced performance.

As for what the second half of the fiscal year might hold, I think the much-anticipated economic pick-up will occur. If so, that will likely mean an end to Federal Reserve rate cuts and cause bond investors to re-focus on the possibility of an uptick in inflation. That, in turn, probably would put some pressure on the municipal market. In light of that outlook, I expect to shorten the portfolio's duration in the months ahead to cushion the Fund against any potential slump in the market. However, if it appears that the economy remains weak, I'll likely maintain the current duration. In addition, I plan to continue the efforts to maintain the Fund's dividend yield at what remains a healthy level.

Terry Fettig

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4  AXP HIGH YIELD TAX-EXEMPT FUND

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Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
May 31, 2001                                                            $4.39
Nov. 30, 2000                                                           $4.36
Increase                                                                $0.03

Distributions -- Dec. 1, 2000 - May 31, 2001
From income                                                             $0.13
From long-term capital gains                                            $  --
Total distributions                                                     $0.13
Total return*                                                          +3.63%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
May 31, 2001                                                            $4.39
Nov. 30, 2000                                                           $4.36
Increase                                                                $0.03

Distributions -- Dec. 1, 2000 - May 31, 2001
From income                                                             $0.11
From long-term capital gains                                            $  --
Total distributions                                                     $0.11
Total return*                                                          +3.24%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
May 31, 2001                                                            $4.39
Nov. 30, 2000                                                           $4.36
Increase                                                                $0.03

Distributions -- Dec. 1, 2000 - May 31, 2001
From income                                                             $0.11
From long-term capital gains                                            $  --
Total distributions                                                     $0.11
Total return*                                                          +3.25%

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
May 31, 2001                                                            $4.40
Nov. 30, 2000                                                           $4.38
Increase                                                                $0.02

Distributions -- Dec. 1, 2000 - May 31, 2001
From income                                                             $0.13
From long-term capital gains                                            $  --
Total distributions                                                     $0.13
Total return*                                                          +3.47%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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5  SEMIANNUAL REPORT -- 2001

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The 10 Largest Holdings

                                              Percent              Value
                                          (of net assets)  (as of May 31, 2001)

Eastern North Carolina Municipal Power Agency
Power System Refunding Revenue Bonds Series 1991A
5.75% 2019                                     1.09%            $53,515,549

New Hampshire Industrial Development Authority
Pollution Control Revenue Bonds State Public Service Series 1991B
7.50% 2021                                     1.07              52,581,116

Northern California Power Agency
Geothermal #3 Revenue Bonds Series 1987A
5.00% 2009                                     1.05              51,579,533

California Statewide Communities Development Authority
Certificates of Participation Series 1993
5.60% 2011                                     1.00              49,008,959

Washington Public Power Supply System Nuclear Project #1
Refunding Revenue Bonds Bonneville Power Administration
Series 1993
5.61% 2011                                      .88              43,364,000

Texas Alliance Airport Authority Special Facility Revenue Bonds American Airlines Series 1990 A.M.T.
7.50% 2029                                      .78              38,217,937

Eastern North Carolina Municipal Power Agency
Power System Refunding Revenue Bonds Series 1989A
5.50% 2011                                      .77              37,801,890

Eastern North Carolina Municipal Power Agency
Power System Refunding Revenue Bonds Series 1989A
7.50% 2010                                      .70              34,655,439

Nebraska Public Power District Refunding Revenue Bonds
Series 1998A
5.25% 2014                                      .64              31,460,040

Farmington New Mexico Pollution Control Refunding Revenue Bonds
State Public Service San Juan Series 1993A
6.40% 2023                                      .63              30,820,721

Note: Investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.).

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(picture of) pie chart

The 10 holdings listed here
make up 8.61% of net assets

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6  AXP HIGH YIELD TAX-EXEMPT FUND

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


Financial Statements

Statement of assets and liabilities
AXP High Yield Tax-Exempt Fund, Inc.

May 31, 2001 (Unaudited)
Assets
Investment in Tax-Free High Yield Portfolio (Note 1)                                        $4,917,624,241
Capital shares receivable                                                                          322,317
                                                                                                   -------
Total assets                                                                                 4,917,946,558
                                                                                             -------------

Liabilities
Dividends payable to shareholders                                                                4,943,394
Accrued distribution fee                                                                            39,670
Accrued service fee                                                                                     12
Accrued transfer agency fee                                                                          6,274
Accrued administrative services fee                                                                  4,157
Other accrued expenses                                                                              67,334
                                                                                                    ------
Total liabilities                                                                                5,060,841
                                                                                                 ---------
Net assets applicable to outstanding capital stock                                          $4,912,885,717
                                                                                            ==============

Represented by
Capital stock -- $.01 par value (Note 1)                                                    $   11,197,639
Additional paid-in capital                                                                   4,783,194,127
Undistributed net investment income                                                              3,858,731
Accumulated net realized gain (loss) (Note 4)                                                 (109,341,738)
Unrealized appreciation (depreciation) on investments                                          223,976,958
                                                                                               -----------
Total -- representing net assets applicable to outstanding capital stock                    $4,912,885,717
                                                                                            ==============
Net assets applicable to outstanding shares:              Class A                           $4,598,495,875
                                                          Class B                           $  302,876,934
                                                          Class C                           $    6,911,373
                                                          Class Y                           $    4,601,535
Net asset value per share of outstanding capital stock:   Class A shares   1,048,100,803    $         4.39
                                                          Class B shares      69,043,654    $         4.39
                                                          Class C shares       1,574,792    $         4.39
                                                          Class Y shares       1,044,667    $         4.40
                                                                               ---------    --------------

See accompanying notes to financial statements.

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7  SEMIANNUAL REPORT -- 2001

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


Statement of operations
AXP High Yield Tax-Exempt Fund, Inc.

Six months ended May 31, 2001 (Unaudited)
Investment income
Income:
Interest                                                                                      $160,639,820
                                                                                              ------------
Expenses (Note 2):
Expenses allocated from Tax-Free High Yield Portfolio                                           11,069,688
Distribution fee
     Class A                                                                                     5,760,864
     Class B                                                                                     1,460,978
     Class C                                                                                        20,966
Transfer agency fee                                                                              1,026,561
Incremental transfer agency fee
     Class A                                                                                       107,528
     Class B                                                                                        14,430
     Class C                                                                                           213
Service fee -- Class Y                                                                               1,025
Administrative services fees and expenses                                                        1,045,126
Compensation of board members                                                                        7,242
Printing and postage                                                                               237,181
Registration fees                                                                                  102,402
Audit fees                                                                                           6,250
Other                                                                                               14,780
                                                                                                    ------
Total expenses                                                                                  20,875,234
     Earnings credits on cash balances (Note 2)                                                   (171,226)
                                                                                                  --------
Total net expenses                                                                              20,704,008
                                                                                                ----------
Investment income (loss) -- net                                                                139,935,812
                                                                                               -----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions                                               24,095,690
Net change in unrealized appreciation (depreciation) on investments                              6,567,177
                                                                                                 ---------
Net gain (loss) on investments                                                                  30,662,867
                                                                                                ----------
Net increase (decrease) in net assets resulting from operations                               $170,598,679
                                                                                              ============

See accompanying notes to financial statements.

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8  AXP HIGH YIELD TAX-EXEMPT FUND

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


Statements of changes in net assets
AXP High Yield Tax-Exempt Fund, Inc.

                                                                        May 31, 2001          Nov. 30, 2000
                                                                      Six months ended         Year ended
                                                                         (Unaudited)
Operations and distributions
Investment income (loss) -- net                                      $   139,935,812       $   296,474,509
Net realized gain (loss) on security transactions                         24,095,690            18,130,281
Net change in unrealized appreciation (depreciation) on investments        6,567,177            (1,093,216)
                                                                           ---------            ----------
Net increase (decrease) in net assets resulting from operations          170,598,679           313,511,574
                                                                         -----------           -----------
Distributions to shareholders from:
   Net investment income
     Class A                                                            (133,425,536)         (279,201,791)
     Class B                                                              (7,337,245)          (14,706,260)
     Class C                                                                (106,496)              (21,244)
     Class Y                                                                 (65,062)             (232,098)
                                                                             -------              --------
Total distributions                                                     (140,934,339)         (294,161,393)
                                                                        ------------          ------------

Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Notes 2 and 6)                                      1,059,976,105         1,715,685,567
   Class B shares                                                         37,872,543            52,622,503
   Class C shares                                                          5,205,165             2,161,656
   Class Y shares                                                          4,855,902            10,326,856
Reinvestment of distributions at net asset value
   Class A shares                                                         93,127,399           189,073,063
   Class B shares                                                          5,725,715            11,296,593
   Class C shares                                                             96,578                17,229
   Class Y shares                                                              6,406                12,020
Payments for redemptions
   Class A shares                                                     (1,164,645,205)       (2,451,697,713)
   Class B shares (Note 2)                                               (23,538,186)          (94,134,473)
   Class C shares (Note 2)                                                  (552,065)              (12,871)
   Class Y shares                                                         (4,553,704)          (11,996,251)
                                                                          ----------           -----------
Increase (decrease) in net assets from capital share transactions         13,576,653          (576,645,821)
                                                                          ----------          ------------
Total increase (decrease) in net assets                                   43,240,993          (557,295,640)
Net assets at beginning of period                                      4,869,644,724         5,426,940,364
                                                                       -------------         -------------
Net assets at end of period                                          $ 4,912,885,717       $ 4,869,644,724
                                                                     ===============       ===============
Undistributed net investment income                                  $     3,858,731       $     2,547,254
                                                                     ---------------       ---------------

See accompanying notes to financial statements.

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9  SEMIANNUAL REPORT -- 2001

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Notes to Financial Statements

AXP High Yield Tax-Exempt Fund, Inc.
(Unaudited as to May 31, 2001)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock.

Class C shares of the Fund were offered to the public on June 26, 2000. Prior to this date, American Express Financial Corporation (AEFC) purchased 465 shares of capital stock at $4.30 per share, which represented the initial capital in Class C.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o  Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Tax-Free High Yield Portfolio
The Fund invests all of its assets in Tax-Free High Yield Portfolio (the Portfolio), a series of Tax-Free Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in medium- and lower-quality tax-exempt bonds and other debt obligations.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of May 31, 2001 was 99.99%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

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10  AXP HIGH YIELD TAX-EXEMPT FUND

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Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.50
o  Class B $20.50
o  Class C $20.00
o  Class Y $17.50

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $2,346,184 for Class A, $174,519 for Class B and $328 for Class C for the six months ended May 31, 2001.

During the six months ended May 31, 2001, the Fund's transfer agency fees were reduced by $171,226 as a result of earnings credits from overnight cash balances.

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11  SEMIANNUAL REPORT -- 2001

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

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                                   Six months ended May 31, 2001
                                           Class A     Class B     Class C     Class Y
Sold                                   240,128,433    8,571,930   1,180,151   1,103,997
Issued for reinvested distributions     21,107,502    1,297,847      21,907       1,447
Redeemed                              (263,381,190)  (5,332,074)   (125,296) (1,025,498)
                                      ------------   ----------    --------  ----------
Net increase (decrease)                 (2,145,255)   4,537,703   1,076,762      79,946
                                        ----------    ---------   ---------      ------

                                                      Year ended Nov. 30, 2000
                                           Class A     Class B     Class C*    Class Y
Sold                                   399,037,430   12,227,228     497,031   2,432,003
Issued for reinvested distributions     43,917,926    2,624,780       3,955       2,784
Redeemed                              (569,749,146) (21,909,032)     (2,956) (2,799,690)
                                      ------------  -----------      ------  ----------
Net increase (decrease)               (126,793,790)  (7,057,024)    498,030    (364,903)
                                      ------------   ----------     -------    --------

* Inception date was June 26, 2000.

4. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, the Fund has a capital loss carry-over of $108,072,394 as of Nov. 30, 2000, that will expire in 2002 through 2007 if not offset by subsequent capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

5. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended May 31, 2001.

6. FUND MERGER
As of the close of business on July 14, 2000, AXP High Yield Tax-Exempt Fund acquired the assets and assumed the identified liabilities of Strategist Tax-Free High Yield Fund.

The aggregate net assets of AXP High Yield Tax-Exempt Fund immediately before the acquisition were $4,986,441,936.

The merger was accomplished by a tax-free exchange of 180,046 shares of Strategist Tax-Free High Yield Fund valued at $763,706.

In exchange for the Strategist Tax-Free High Yield Fund shares and net assets, AXP High Yield Tax-Exempt Fund issued the following number of shares:

                                                  Shares          Net assets
Class A                                          176,304           $763,706

Strategist Tax-Free High Yield Fund's net assets at that date consisted of capital stock of $740,456 and unrealized appreciation of $23,250.

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12  AXP HIGH YIELD TAX-EXEMPT FUND

7. NEW ACCOUNTING PRONOUNCEMENT

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Fund's financial position, results of operations or changes in its net assets.

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A

Per share income and capital changes(a)

Fiscal period ended Nov. 30,                            2001(f)    2000       1999       1998       1997

Net asset value, beginning of period                   $4.36      $4.34      $4.68      $4.64      $4.56

Income from investment operations:
Net investment income (loss)                             .13        .25        .26        .26        .27
Net gains (losses) (both realized and unrealized)        .03        .02       (.34)       .04        .08
Total from investment operations                         .16        .27       (.08)       .30        .35

Less distributions:
Dividends from net investment income                    (.13)      (.25)      (.26)      (.26)      (.27)
Net asset value, end of period                         $4.39      $4.36      $4.34      $4.68      $4.64

Ratios/supplemental data
Net assets, end of period (in millions)               $4,598     $4,582     $5,110     $5,722     $5,785
Ratio of expenses to average daily net assets(c)        .80%(d)    .79%       .74%       .70%       .70%
Ratio of net investment income (loss)
     to average daily net assets                       5.75%(d)   5.93%      5.73%      5.56%      5.85%
Portfolio turnover rate
     (excluding short-term securities)                   22%        15%        16%        14%         4%
Total return(e)                                        3.63%      6.55%     (1.86%)     6.67%      7.86%



Class B

Per share income and capital changes(a)

Fiscal period ended Nov. 30,                            2001(f)    2000       1999       1998       1997

Net asset value, beginning of period                   $4.36      $4.34      $4.68      $4.64      $4.56

Income from investment operations:
Net investment income (loss)                             .11        .22        .23        .22        .23
Net gains (losses) (both realized and unrealized)        .03        .02       (.34)       .04        .08
Total from investment operations                         .14        .24       (.11)       .26        .31

Less distributions:
Dividends from net investment income                    (.11)      (.22)      (.23)      (.22)      (.23)
Net asset value, end of period                         $4.39      $4.36      $4.34      $4.68      $4.64

Ratios/supplemental data
Net assets, end of period (in millions)                 $303       $281       $311       $270       $190
Ratio of expenses to average daily net assets(c)       1.56%(d)   1.55%      1.50%      1.45%      1.46%
Ratio of net investment income (loss)
     to average daily net assets                       4.98%(d)   5.18%      4.99%      4.81%      5.06%
Portfolio turnover rate
     (excluding short-term securities)                   22%        15%        16%        14%         4%
Total return(e)                                        3.24%      5.75%     (2.58%)     5.85%      7.08%

See accompanying notes to financial highlights.

-------------------------------------------------------------------------------
13  SEMIANNUAL REPORT -- 2001


Class C

Per share income and capital changes(a)

Fiscal period ended Nov. 30,                            2001(f)    2000(b)

Net asset value, beginning of period                   $4.36      $4.29

Income from investment operations:
Net investment income (loss)                             .11        .09
Net gains (losses) (both realized and unrealized)        .03        .07
Total from investment operations                         .14        .16

Less distributions:
Dividends from net investment income                    (.11)      (.09)
Net asset value, end of period                         $4.39      $4.36

Ratios/supplemental data
Net assets, end of period (in millions)                   $7         $2
Ratio of expenses to average daily net assets(c)       1.57%(d)   1.55%(d)
Ratio of net investment income (loss)
     to average daily net assets                       5.10%(d)   5.28%(d)
Portfolio turnover rate
     (excluding short-term securities)                   22%        15%
Total return(e)                                        3.25%      3.90%



Class Y

Per share income and capital changes(a)

Fiscal period ended Nov. 30,                            2001(f)    2000       1999       1998       1997

Net asset value, beginning of period                   $4.38      $4.35      $4.68      $4.64      $4.56

Income from investment operations:
Net investment income (loss)                             .13        .26        .26        .26        .27
Net gains (losses) (both realized and unrealized)        .02        .03       (.33)       .04        .08
Total from investment operations                         .15        .29       (.07)       .30        .35

Less distributions:
Dividends from net investment income                    (.13)      (.26)      (.26)      (.26)      (.27)
Net asset value, end of period                         $4.40      $4.38      $4.35      $4.68      $4.64

Ratios/supplemental data
Net assets, end of period (in millions)                   $5         $4         $6         $7         $9
Ratio of expenses to average daily net assets(c)        .66%(d)    .64%       .64%       .62%       .61%
Ratio of net investment income (loss)
     to average daily net assets                       5.91%(d)   6.14%      5.77%      5.63%      5.88%
Portfolio turnover rate
     (excluding short-term securities)                   22%        15%        16%        14%         4%
Total return(e)                                        3.47%      6.92%     (1.56%)     6.73%      7.96%

Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.
(f) Six months ended May 31, 2001 (Unaudited).

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14  AXP HIGH YIELD TAX-EXEMPT FUND


Financial Statements

Statement of assets and liabilities
Tax-Free High Yield Portfolio

May 31, 2001 (Unaudited)
Assets
Investments in securities, at value (Note 1)
     (identified cost $4,609,632,128)                                                       $4,833,610,357
Cash in bank on demand deposit                                                                     482,508
Accrued interest receivable                                                                     90,864,114
Receivable for investment securities sold                                                        4,947,783
                                                                                                 ---------
Total assets                                                                                 4,929,904,762
                                                                                             -------------

Liabilities
Payable for investment securities purchased                                                     12,050,511
Accrued investment management services fee                                                          59,527
Other accrued expenses                                                                              63,626
                                                                                                    ------
Total liabilities                                                                               12,173,664
                                                                                                ----------
Net assets                                                                                  $4,917,731,098
                                                                                            ==============

See accompanying notes to financial statements.

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15  SEMIANNUAL REPORT -- 2001



Statement of operations
Tax-Free High Yield Portfolio

Six months ended May 31, 2001 (Unaudited)
Investment income
Income:
Interest                                                                                      $160,653,073
                                                                                              ------------
Expenses (Note 2):
Investment management services fee                                                              10,957,601
Compensation of board members                                                                       10,192
Custodian fees                                                                                     109,045
Audit fees                                                                                          18,750
Other                                                                                               26,739
                                                                                                    ------
Total expenses                                                                                  11,122,327
     Earnings credits on cash balances (Note 2)                                                    (52,402)
                                                                                                   -------
Total net expenses                                                                              11,069,925
                                                                                                ----------
Investment income (loss) -- net                                                                149,583,148
                                                                                               -----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                                      24,095,746
Net change in unrealized appreciation (depreciation) on investments                              6,567,739
                                                                                                 ---------
Net gain (loss) on investments                                                                  30,663,485
                                                                                                ----------
Net increase (decrease) in net assets resulting from operations                               $180,246,633
                                                                                              ============

Statements of changes in net assets
Tax-Free High Yield Portfolio
                                                                       May 31, 2001           Nov. 30, 2000
                                                                     Six months ended          Year ended
                                                                        (Unaudited)
Operations
Investment income (loss) -- net                                        $ 149,583,148         $ 315,370,934
Net realized gain (loss) on investments                                   24,095,746            18,110,414
Net change in unrealized appreciation (depreciation) on investments        6,567,739            (1,075,252)
                                                                           ---------            ----------
Net increase (decrease) in net assets resulting from operations          180,246,633           332,406,096
Net contributions (withdrawals) from partners                           (139,364,730)         (889,456,818)
                                                                        ------------          ------------
Total increase (decrease) in net assets                                   40,881,903          (557,050,722)
Net assets at beginning of period                                      4,876,849,195         5,433,899,917
                                                                       -------------         -------------
Net assets at end of period                                           $4,917,731,098        $4,876,849,195
                                                                      ==============        ==============

See accompanying notes to financial statements.

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16  AXP HIGH YIELD TAX-EXEMPT FUND

Notes to Financial Statements

Tax-Free High Yield Portfolio
(Unaudited as to May 31, 2001)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Tax-Free High Yield Portfolio (the Portfolio) is a series of Tax-Free Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio invests primarily in medium- and lower-quality tax-exempt bonds and other debt obligations. The declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Portfolio may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

-------------------------------------------------------------------------------
17  SEMIANNUAL REPORT -- 2001

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Securities purchased on a when-issued basis
Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's net assets the same as owned securities. The Portfolio designates cash or liquid securities at least equal to the amount of its commitment. As of May 31, 2001, the Portfolio has entered into outstanding when-issued or forward-commitments of $12,050,511.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.49% to 0.36% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended May 31, 2001, the Portfolio's custodian fees were reduced by $52,402 as a result of earnings credits from overnight cash balances.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

-------------------------------------------------------------------------------
18  AXP HIGH YIELD TAX-EXEMPT FUND

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,024,027,559 and $1,028,870,659, respectively, for the six months ended May 31, 2001. For the same period, the portfolio turnover rate was 22%. Realized gains and losses are determined on an identified cost basis.

4. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Portfolio's financial position, results of operations or changes in its net assets.

Investments in Securities

Tax-Free High Yield Portfolio
May 31, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (95.1%)

Name of                      Coupon         Principal          Value(a)
issuer and                     rate            amount
title of issue(e,f)

Alabama (0.7%)
Camden Industrial Development Board
Solid Waste Disposal Revenue Bonds
MacMillan Bloedel Series 1991A A.M.T.
     04-01-19                 7.75%        $8,500,000        $8,681,560
Jefferson County Capital Improvement
Sewer Revenue Bonds
Series 1999A (FGIC Insured)
     02-01-33                 5.00         29,000,000        26,793,680
Total                                                        35,475,240

Alaska (0.3%)
Industrial Development & Exploration Authority
Electric Power Revenue Bonds
Upper Lynn Canal Regional Power
Series 1997 A.M.T.
     01-01-18                 5.80            830,000           696,254
     01-01-32                 5.88          3,245,000         2,688,807
North Slope Borough
General Obligation Bonds
Zero Coupon Series 1994B
(CGIC Insured)
     06-30-04                 7.05          7,000,000(c)      6,219,710
     06-30-05                 7.15          7,000,000(c)      5,930,960
Total                                                        15,535,731

Arizona (1.6%)
Chandler Industrial Development Authority
Beverly Enterprises Series 1994
     09-01-08                 7.63          2,410,000         2,421,640
Flagstaff Industrial Development Authority
Lifecare Revenue Bonds
Northern Arizona Senior Living
Community Series 1998
     09-01-28                 6.20          4,985,000         4,176,383
     09-01-38                 6.30          6,165,000         5,126,382
Maricopa County
Industrial Development Authority
Education Revenue Bonds
Horizon Community Learning Center
Series 2000
     06-01-23                 7.95          9,750,000         9,994,043
Maricopa County
Industrial Development Authority
Multi-family Housing Revenue Bonds
Series 1996B
     07-01-26                 7.38          2,240,000         2,583,190
Maricopa County
Industrial Development Authority
Senior Living Facilities Revenue Bonds
Series 1997A
     04-01-27                 7.88         15,000,000        15,079,950

See accompanying notes to investments in securities.

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19  SEMIANNUAL REPORT -- 2001

Name of                      Coupon         Principal          Value(a)
issuer and                     rate            amount
title of issue(e,f)

Arizona (cont.)
Maricopa County Pollution Control
Refunding Revenue Bonds
Palo Verde Public Service
Series 1993A
     08-15-23                 6.38%        $3,500,000        $3,503,640
Navajo Industrial Development Authority
Revenue Bonds Stone Container Corporation
Series 1997 A.M.T.
     06-01-27                 7.20          3,000,000         2,874,600
Peoria Industrial Development Authority
Refunding Revenue Bonds
Sierra Winds Lifecare Community
Series 1999A
     08-15-29                 6.38          5,700,000         4,863,468
Phoenix Industrial Development Authority
Refunding Revenue Bonds
Christian Care Apartments
Series 1995A
     01-01-26                 6.50          9,525,000         8,927,021
Pima County Industrial Development Authority
Multi-family Housing Revenue Bonds
Las Villas De Kino Apartments
Series 1997 A.M.T.
     08-01-29                 6.90          6,895,000         6,793,092
Pima County Industrial Development Authority
Multi-family Housing Revenue Bonds
Las Villas De Kino Apartments
Series 1998 A.M.T.
     08-01-30                 6.25          3,895,000         3,564,743
Pima County Industrial Development Authority
Revenue Bonds LaPosada Park Centre
Series 1996A
     05-15-27                 7.00          5,750,000         5,486,018
Scottsdale Industrial Development Authority
Beverly Enterprises Series 1994
     09-01-08                 7.63          2,650,000         2,672,684
Total                                                        78,066,854

Arkansas (0.2%)
Pope County Solid Waste Disposal
Revenue Bonds Arkansas Power & Light
Series 1991 A.M.T.
     01-01-21                 8.00          3,250,000         3,319,550
Washington County District #5
General Obligation
Refunding Improvement Bonds
Series 1999
     02-01-09                 7.00          7,135,000         7,092,404
Total                                                        10,411,954

California (9.9%)
ABAG Financial Authority
for Nonprofit Corporations
Certificates of Participation
International School Series 1996
     05-01-26                 7.38          8,000,000         8,511,040
Anaheim Public Financing Authority
Lease Capital Appreciation Improvement
Revenue Bonds Zero Coupon
Series 1997C (FSA Insured)
     09-01-23                 5.94         25,865,000(c)      7,503,437
     09-01-26                 5.65         20,000,000(c)      4,850,400
     09-01-29                 5.95         12,800,000(c)      2,594,688
     09-01-31                 5.74         24,500,000(c)      4,422,740
     09-01-36                 5.73         10,000,000(c)      1,345,000
Contra Costa County
Residential Rent Facility
Multi-family Housing Revenue Bonds
Cypress Meadows Series 1998E A.M.T.
     09-01-28                 7.00          5,000,000         4,301,350
Foothill/Eastern Transportation Corridor Agency
Toll Road Revenue Bonds
Series 1995A (MBIA Insured)
     01-01-35                 5.00         31,070,000        29,266,075
Fresno Health Facility
Refunding Revenue Bonds
Holy Cross Health System
Series 1993A (MBIA Insured)
     12-01-13                 5.63          3,000,000         3,122,490
Health Facilities Financing Authority
Revenue Bonds Residual Certificates
Series 2000 Inverse Floater
     07-01-10                 8.03          4,400,000(d)      5,110,072
Irwindale Redevelopment Agency
Subordinate Lien
Tax Allocation Bonds
Series 1996
     06-01-26                 7.05          5,750,000         6,225,008

See accompanying notes to investments in securities.

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20  AXP HIGH YIELD TAX-EXEMPT FUND

Name of                      Coupon         Principal          Value(a)
issuer and                     rate            amount
title of issue(e,f)

California (cont.)
Lake Elsinore Public Finance Authority
Local Agency Revenue Bonds
Series 1997F
     09-01-20                 7.10%       $11,845,000       $12,611,608
Long Beach Harbor Revenue Bonds
Series 2000A Inverse Floater
(FGIC Insured) A.M.T.
     05-15-23                 7.00          6,000,000(d)      5,835,960
Los Angeles International Airport
Regional Airports Improvement Corporation
Refunding Revenue Bonds
Delta Airlines Series 1996
     11-01-25                 6.35         13,000,000        12,967,110
Los Angeles International Airport
Regional Airports Improvement Corporation
Refunding Revenue Bonds
United Airlines Series 1984
     11-15-21                 8.80         11,650,000        12,064,624
Los Angeles Unified School District
Government Obligations Bonds
Series 2000 Inverse Floater
(FGIC Insured)
     07-01-18                 7.68          4,000,000(d)      4,458,800
Los Angeles Water & Power Electric Plant
Refunding Revenue Bonds Series 2001
Inverse Floater (FSA Insured)
     07-01-21                 7.12         10,000,000(d)     10,096,000
Los Angeles Water & Power Electric Plant
Refunding Revenue Bonds Series 1992
     02-01-20                 6.38         10,000,000        10,358,900
Millbrae Residential Facility
Revenue Bonds Magnolia of Millbrae
Series 1997A A.M.T.
     09-01-27                 7.38          2,500,000         2,451,300
Northern California Power Agency
Geothermal #3 Revenue Bonds
Series 1987A
     07-01-09                 5.00         49,635,000        51,579,533
Novato Community Facility District #1
Vintage Oaks Public Improvement
Special Tax Refunding Bonds
Series 1994
     08-01-21                 7.25          5,000,000         5,300,300
Orange County Special Tax
Community Facilities Pre-refunded Bonds
Aliso Veijo District 88-1
Series 1992A
     08-15-18                 7.35          6,000,000         6,434,460
Pleasanton Joint Powers Financing Authority
Reassessment Revenue Bonds
Series 1993A
     09-02-12                 6.15          4,350,000         4,531,047
Port of Oakland Revenue Bonds
Inverse Floater Series 2000A
(FGIC Insured) A.M.T.
     11-01-15                 8.03          2,650,000(d)      2,948,549
Port of Oakland Revenue Bonds
Inverse Floater Series 2000B
(FGIC Insured) A.M.T.
     11-01-16                 8.03          2,400,000(d)      2,642,112
Sacramento Cogeneration Authority
Pre-refunded Revenue Bonds
Procter & Gamble Series 1995
     07-01-21                 6.50          8,000,000         9,070,640
Sacramento Power Authority Cogeneration
Revenue Bonds Campbell Soup
Series 1995
     07-01-22                 6.00         25,000,000        25,991,000
San Diego Unified School District
General Obligation Bonds Series 2000B
Inverse Floater (MBIA Insured)
     07-01-20                 6.87          3,820,000(d)      3,790,777
     07-01-21                 6.88          2,230,000(d)      2,191,756
     07-01-22                 6.89          1,640,000(d)      1,600,722
San Francisco City & County Airport Commission
International Airport Revenue Bonds
Series 2000A Inverse Floater A.M.T.
     05-01-14                 8.03          1,300,000(d)      1,476,826
San Francisco City & County Airport Commission
International Airport Revenue Bonds
Series 2000B Inverse Floater A.M.T.
     05-01-15                 8.03          1,380,000(d)      1,545,103
San Francisco City & County Airport Commission
International Airport Revenue Bonds
Series 2000C Inverse Floater A.M.T.
     05-01-16                 8.30          1,465,000(d)      1,653,077

See accompanying notes to investments in securities.

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21  SEMIANNUAL REPORT -- 2001

Name of                      Coupon         Principal          Value(a)
issuer and                     rate            amount
title of issue(e,f)

California (cont.)
San Francisco City & County Airports Commission
International Airport Revenue Bonds
Residual Certificates 2nd Series 2000
Inverse Floater (FGIC Insured) A.M.T.
     05-01-22                 6.94%        $5,660,000(d)     $5,531,688
San Joaquin Hills
Transportation Corridor Agency
Capital Appreciation Toll Road
Refunding Revenue Bonds
Zero Coupon Series 1997A
(MBIA Insured)
     01-15-24                 5.62          9,000,000(c)      2,546,190
     01-15-25                 5.30         43,510,000(c)     11,587,583
     01-15-26                 5.64         30,000,000(c)      7,536,600
     01-15-27                 5.59          6,670,000(c)      1,583,792
     01-15-32                 5.41         41,500,000(c)      7,333,465
San Joaquin Hills
Transportation Corridor Agency
Senior Lien Toll Road Revenue Bonds
Zero Coupon Series 1993 Escrowed to Maturity
     01-01-17                 5.35         34,860,000(c)     15,404,634
Sierra Unified School District Fresno County
Certificate of Participation Capital Funding
Refunding Bonds Series 1993
     03-01-18                 6.13          6,470,000         6,630,909
South Placer Waste Water Authority
Water & Sewer Revenue Bonds
Series 2000A Inverse Floater (FGIC Insured)
     11-01-23                 6.89          4,400,000(d)      4,434,716
South Tahoe Joint Powers
Financing Authority
Refunding Revenue Bonds
South Tahoe Area #1 Series 1995B
     10-01-28                 6.00          4,400,000         4,431,768
State Unlimited General Obligation Bonds
Residual Certificates Series 1999
Inverse Floater (MBIA Insured)
     12-01-16                 7.88          6,500,000(d)      7,392,450
State Unlimited General Obligation Bonds
Series 2000
     09-01-20                 5.25         22,000,000        21,735,780
     12-01-22                 5.25         10,500,000        10,301,130
     12-01-23                 5.25         20,725,000        20,270,086
     12-01-24                 5.25         10,750,000        10,480,928
State Unlimited General Obligation Bonds
Series 2000 Inverse Floater (MBIA Insured)
     12-01-21                 6.95          8,300,000(d)      8,377,024
Statewide Communities Development Authority
Certificates of Participation Series 1993
(AMBAC Insured)
     10-01-11                 5.60         44,800,000        49,008,959
Ukiah Unified School District
Mendocino County
Certificates of Participation
Series 1993A
     09-01-10                 6.00          5,000,000         5,253,900
University of California Refunding Revenue Bonds
Residual Certificates Series 1997E Inverse Floater
(MBIA Insured)
     09-01-22                 6.90          4,000,000(d)      3,865,400
West Sacramento Financing Authority
Special Tax Revenue Bonds
Series 1999F
     09-01-29                 6.10          9,500,000         9,116,675
Total                                                       481,676,181

Colorado (8.3%)
Arapahoe County Industrial Development
Refunding Revenue Bonds
Dillion Real Estate Series 1984
     04-01-09                 8.00          4,000,000         4,192,080
Arapahoe County Public Highway Authority
Capital Improvement Trust Fund
E-470 Highway
Pre-refunded Revenue Bonds
Series 1986
     08-31-26                 7.00         22,000,000        25,441,459
Aurora Centretech Metropolitan District
Pre-refunded Revenue Bonds Series 1993B
     12-01-23                10.53          5,699,785         8,242,060
Bowles Metropolitan District
Pre-refunded General Obligation Bonds
Series 1995
     12-01-15                 7.75         15,000,000        17,298,300
Castle Rock Ranch
Public Facility Improvement
Revenue Bonds Series 1996
     12-01-17                 6.25         10,000,000        10,015,200
Colorado Springs Utilities
Un-refunded Revenue Bonds
Series 1991A
     11-15-15                 6.50         24,895,000        25,730,475

See accompanying notes to investments in securities.

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22  AXP HIGH YIELD TAX-EXEMPT FUND

Name of                      Coupon         Principal          Value(a)
issuer and                     rate            amount
title of issue(e,f)

Colorado (cont.)
Colorado Springs Utilities
Un-refunded Revenue Bonds
Series 1991C
     11-15-21                 6.75%       $16,665,000       $17,233,610
Dawson Ridge Metropolitan District
Refunding Revenue Bonds
Zero Coupon Series 1992B
Escrowed to Maturity
     10-01-22                 5.21         40,000,000(c)      9,765,200
Denver City & County Airport
Pre-refunded Revenue Bonds
Series 1991A A.M.T.
     11-15-23                 8.75          2,655,000         2,777,103
Denver City & County Airport
Pre-refunded Revenue Bonds
Series 1991D A.M.T.
     11-15-21                 7.75          1,800,000         1,874,790
Denver City & County Airport
Pre-refunded Revenue Bonds
Series 1992A
     11-15-25                 7.25         20,975,000        22,616,294
Denver City & County Airport
Pre-refunded Revenue Bonds
Series 1992B A.M.T.
     11-15-23                 7.25          4,185,000         4,506,701
Denver City & County Airport
Pre-refunded Revenue Bonds
Series 1994A A.M.T.
     11-15-23                 7.50          3,345,000         3,826,747
Denver City & County Airport
Revenue Bonds Series 1992A
     11-15-12                 7.50          5,000,000         5,407,400
Denver City & County Airport
Un-refunded Revenue Bonds
Series 1991A A.M.T.
     11-15-23                 8.75          7,345,000         7,642,473
Denver City & County Airport
Un-refunded Revenue Bonds
Series 1991D A.M.T.
     11-15-21                 7.75          6,850,000         7,102,217
Denver City & County Airport
Un-refunded Revenue Bonds
Series 1992B A.M.T.
     11-15-23                 7.25         16,315,000        17,377,107
Denver City & County Airport
Un-refunded Revenue Bonds
Series 1994A A.M.T.
     11-15-23                 7.50         15,995,000        17,821,469
Denver City & County Excise
Tax Revenue Bonds
Colorado Convention Center
Series 2001A (FSA Insured)
     09-01-12                 5.00          5,000,000         5,139,550
Denver City & County GVR
Metropolitan District General
Obligation Refunding Bonds
Series 1991
     12-01-06                 8.00          1,385,000         1,653,081
Denver City & County GVR
Metropolitan District General
Obligation Refunding Bonds
Series 1995B
     12-01-06                11.00            730,000           975,353
Denver Special Facility Airport
Revenue Bonds United Air Lines
Series 1992A A.M.T.
     10-01-32                 6.88         25,400,000        24,838,151
Denver Urban Renewal Authority
Tax Increment Revenue Bonds
Downtown Denver Redevelopment
Adams Mark Hotel Series 1989A A.M.T.
     09-01-15                 8.00         15,280,000        16,587,357
     09-01-16                 8.00          1,785,000         1,937,725
     09-01-17                 8.00          1,930,000         2,095,131
Denver Urban Renewal Authority
Tax Increment Revenue Bonds
South Broadway Montgomery Ward
Urban Renewal Series 1992
     05-01-16                 8.50         12,710,000        13,555,596
Denver West Metropolitan District
General Obligation
Refunding Improvement Bonds
Series 1995
     12-01-14                 7.00          4,230,000         4,497,421
Denver West Metropolitan District
General Obligation Bonds
Series 1996
     06-01-16                 6.50          2,560,000         2,648,909

See accompanying notes to investments in securities.

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23  SEMIANNUAL REPORT -- 2001

Name of                      Coupon         Principal          Value(a)
issuer and                     rate            amount
title of issue(e,f)

Colorado (cont.)
E-470 Public Highway Authority
Revenue Bonds Capital Appreciation
Zero Coupon Series 2000B
(MBIA Insured)
     09-01-22                 5.54%       $11,900,000(c)     $3,619,623
     09-01-24                 6.07          5,425,000(c)      1,458,674
     09-01-33                 5.30         50,000,000(c)      7,960,000
Eagle Bend Metropolitan District #2
Limited General Obligation Bonds
Series 1999
     12-01-18                 6.88          7,295,000         7,360,071
Educational & Cultural Facilities Authority
Revenue Bonds Boulder County Day School
Series 1999
     09-01-24                 6.75          4,640,000         4,673,454
Hotchkiss Industrial Development
Revenue Bonds
Dillion Real Estate
Series 1984
     09-01-09                 8.00          1,500,000         1,572,030
Loveland Special Improvement
District # 1 Special Assessment Bonds
Series 2000
     07-01-29                 7.50          6,640,000         6,536,283
Lowry Economic Redevelopment Authority
Revenue Bonds Series 1996
     12-01-10                 7.80         17,900,000        19,720,072
Lowry Economic Redevelopment Authority
Series 1998A
     12-01-10                 7.00          3,400,000         3,666,900
Saddle Rock Metropolitan District
Limited Tax General Obligation Bonds
Series 1997
     12-01-16                 7.63          5,135,000         5,246,738
State Health Facilities Authority
Retirement Facilities Revenue Bonds
Liberty Heights Zero Coupon
Escrowed to Maturity Series 1991
     07-15-22                 7.50         81,465,000(c)     20,167,474
State Health Facility Authority
Hospital Improvement
Refunding Revenue Bonds
Parkview Episcopal Medical Center
Series 1995
     09-01-25                 6.13          5,000,000         4,725,550
Superior Metropolitan District #1
Water & Sewer Refunding & Improvement
Pre-refunded Bonds
Series 1994
     12-01-13                 8.50          9,450,000        11,053,382
Superior Metropolitan District #2
Pre-refunded Bonds
Series 1994B
     12-01-13                 8.25          2,580,000         2,976,469
Thornton Industrial Development
Revenue Bonds Dillion Real Estate
Series 1984
     09-01-09                 8.00          4,500,000         4,685,175
Trailmark Metropolitan District
General Obligation Bonds
Series 1999B
     12-01-18                 5.80          4,850,000         4,439,060
Tri-Pointe Commercial Metropolitan
District Limited General Obligation Bonds
Series 2000
     12-01-19                 7.75          9,220,000         9,305,562
Westminster Industrial Development
Revenue Bonds Dillion Real Estate
Series 1984
     04-01-09                 8.00          3,500,000         3,668,070
Total                                                       405,633,546

District of Columbia (0.4%)
Metropolitan Washington D.C. Airport Authority
Revenue Bonds Inverse Floater Series 2001
(MBIA Insured)
     10-01-27                 6.96          5,520,000(d)      5,614,944
Washington D.C. Convention Center
Authority Dedicated Tax Revenue Bonds
Senior Lien Series 1998 (AMBAC Insured)
     10-01-28                 4.75         16,250,000        14,439,425
Total                                                        20,054,369

Florida (4.4%)
Arbor Greene Community Development District
Special Assessment Revenue Bonds
Series 1996
     05-01-18                 7.60          4,590,000         4,885,642
Brooks of Bonita Springs Community
Development District Special Assessment
District Capital Improvement Revenue Bonds
Series 1998A
     05-01-19                 6.20          8,100,000         7,869,474

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
24  AXP HIGH YIELD TAX-EXEMPT FUND

Name of                      Coupon         Principal          Value(a)
issuer and                     rate            amount
title of issue(e,f)


Florida (cont.)
Championsgate Community Development District
Capital Improvement Revenue Bonds
Series 1998A
     05-01-20                 6.25%        $2,840,000        $2,604,422
Championsgate Community Development District
Capital Improvement Revenue Bonds
Series 1998B
     05-01-05                 5.70          1,515,000         1,471,292
Charlotte County Development Authority
1st Mortgage Refunding Revenue Bonds
Royal Palm Retirement Center Series 1991
     03-01-14                 9.50          3,570,000         3,681,420
Crossings at Fleming Island
Community Development District
Special Assessment Bonds
   Series 1995
     05-01-16                 8.25          9,345,000        10,896,924
Crossings at Fleming Island
Community Development District
Utility Revenue Bonds Series 1994
     10-01-19                 7.38         12,615,000        13,135,621
Crossings at Fleming Island
Community Development District
Utility Revenue Bonds Series 1999
     10-01-25                 6.75          6,000,000         6,034,680
Grand Haven Community Development District
Special Assessment Bonds Flagler County
Series 1997A
     05-01-02                 6.30          3,100,000         3,107,936
Grand Haven Community Development District
Special Assessment Revenue Bonds
Series 1997B
     05-01-19                 6.90            950,000           962,521
Heritage Harbor Community Development District
Special Assessment Revenue Bonds
Series 1997B
     05-01-03                 6.00            830,000           829,876
Heritage Palms Community Development District
Capital Improvement Revenue Bonds
Series 1998
     11-01-03                 5.40          2,115,000         2,096,769
Hillsborough County Housing Finance Authority
Multi-family Housing Revenue Bonds
Park Springs Apartments Series 1999
V.R. A.M.T.
     07-01-39                 6.00          9,300,000         8,200,275
Hillsborough County Utility
Pre-refunded Revenue Bonds
Series 1991A
     08-01-14                 7.00          4,090,000         4,198,630
Hillsborough County Utility
Refunding Revenue Bonds
Series 1991A (MBIA Insured)
     08-01-16                 6.50         24,760,000        25,401,531
Hillsborough County Utility
Un-refunded Revenue Bonds
Series 1991A
     08-01-14                 7.00         19,910,000        20,442,193
Jacksonville Sales Tax Refunding
Revenue Bonds Series 2001 (FGIC Insured)
     10-01-11                 5.50          5,000,000         5,423,000
Lakewood Ranch Community Development
District #1 Manatec County Benefit
Special Assessment Bonds
Series 1998
     05-01-17                 7.30          1,030,000         1,045,388
Lakewood Ranch Community Development
District #1 Special Assessment Bonds
Series 1994
     05-01-14                 8.25          1,980,000         2,099,612
Miami Health Facility Authorization
Revenue Bonds Series 1994 (AMBAC Insured)
     08-15-15                 5.11          7,000,000         7,075,600
North Springs Improvement
Special Assessment District
Revenue Bonds Heron Bay
Series 1997
     05-01-19                 7.00          2,850,000         2,924,984
North Springs Improvement
Special Assessment District
Revenue Bonds Parkland Isles
Series 1997B
     05-01-05                 6.25            700,000           698,278
Orange County Housing Finance Authority
Multi-family Housing Revenue Bonds
Dunwoodie Apartments Series 1999E A.M.T.
     07-01-35                 6.50          6,020,000         5,565,189
Palm Beach County Housing Finance Authority
Multi-family Revenue Bonds Lake Delray
Series 1999A A.M.T.
     01-01-31                 6.40         14,000,000        12,988,500

See accompanying notes to investments in securities.

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25  SEMIANNUAL REPORT -- 2001

Name of                      Coupon         Principal          Value(a)
issuer and                     rate            amount
title of issue(e,f)

Florida (cont.)
Polk County Industrial Development Authority
1st Mortgage Refunding Revenue Bonds
Spring Haven II Series 1992
     12-01-14                 8.75%        $5,560,000        $5,777,396
Port Everglades Authority
Revenue Bonds
Series 1989A (FSA Insured)
     09-01-16                 5.00         18,635,000        18,398,708
Riverwood Community Development District
Charlotte County Special Assessment
Revenue Bonds Series 1992A
     05-01-12                 8.50          4,540,000         4,661,354
Riverwood Community Development District
Charlotte County Special Assessment
Revenue Bonds Series 1992B
     05-01-12                 8.50            375,000           385,024
State Housing Finance
Revenue Bonds Westbrook Apartments
Series 1998U-1 A.M.T.
     01-01-39                 6.45          4,880,000         4,507,022
Sumter County Industrial Development Authority
Industrial Development Revenue Bonds
Little Sumter Utility Company Series 1997 A.M.T.
     10-01-27                 7.25          4,100,000         3,872,327
Sumter County Industrial Development Authority
Industrial Development Water & Sewer
Revenue Bonds Little Sumter Utility Company
Series 1998 A.M.T.
     10-01-27                 6.75          2,875,000         2,618,694
Sumter County Village Community Development
District #1 Capital Improvement Revenue Bonds
Series 1992
     05-01-12                 8.40            410,000           423,706
Village Center Community Development District
Sub Recreational Revenue Bonds
Series 1998C
     01-01-19                 7.38          2,495,000         2,457,400
Village Center Community District Recreational
Revenue Bonds Series 1996B
     01-01-17                 8.25          2,530,000         2,664,824
Village Community Development District #2
Special Assessment District Revenue Bonds
Series 1996
     05-01-17                 7.63          4,025,000         4,234,864
Volusia County Industrial Development Authority
1st Mortgage Refunding Revenue Bonds
Series 1996
     11-01-26                 7.63         10,925,000        13,006,431
Total                                                       216,647,507

Georgia (2.0%)
Americus-Sumter County Hospital Authority
Refunding Revenue Bonds South Georgia
Methodist Home for the Aging Obligated Group
Magnolia Manor Series 1999A
     05-15-29                 6.38          5,500,000         4,791,545
Atlanta Airport
Revenue Bonds Residual Certificates
Series 2000 Inverse Floater (FGIC Insured)
     01-01-21                 7.04          6,720,000(d)      6,887,664
Atlanta Airport Revenue Bonds Residual Certificates
Series 2000 Inverse Floater (FGIC Insured) A.M.T.
     01-01-18                 8.05          4,460,000(d)      5,142,514
Colquitt County Development Authority
Revenue Bonds
Zero Coupon Escrowed to Maturity
Series 1991
     12-01-21                 6.87         46,350,000(c)     11,838,254
Effingham County Pollution Control
Revenue Bonds Fort Howard
Series 1988
     10-01-05                 7.90         19,850,000        20,233,304
Fulco Hospital Authority
Revenue Anticipation Certificate
Georgia Baptist Health Care Systems
Series 1992A
     09-01-22                 6.38         20,300,000        21,504,195
Rockdale County Development Authority
Solid Waste Disposal Revenue Bonds
Visy Paper Series 1993 A.M.T.
     01-01-26                 7.50         10,000,000        10,120,300
Savannah Economic Development Authority
1st Mortgage Revenue Bonds
Zero Coupon Series 1991A
     12-01-21                 5.40         13,730,000(c)      3,506,779
Savannah Economic Development Authority
Revenue Bonds Zero Coupon
Series 1991C Escrowed to Maturity
     12-01-21                 6.87         64,220,000(c)     16,402,430
Total                                                       100,426,985

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
26  AXP HIGH YIELD TAX-EXEMPT FUND

Name of                      Coupon         Principal          Value(a)
issuer and                     rate            amount
title of issue(e,f)

Hawaii (0.9%)
City & County of Honolulu
Refunding & Improvement
General Obligation Bonds
Series 1993 Series 2001 Inverse Floater
     09-07-06                 6.57%       $10,000,000(d)    $11,100,000
     09-11-08                 6.87         10,000,000(d)     11,487,500
State Airports Systems Refunding
Revenue Bonds Series 2001 Inverse Floater
(FGIC Insured) A.M.T.
     07-01-18                 7.28          9,600,000(d)     10,145,568
State Department Budget & Finance
Special Purpose Revenue Bonds
Series 2000
Inverse Floater A.M.T.
     07-01-20                 7.44         10,800,000(d)     11,449,620
Total                                                        44,182,688

Illinois (7.7%)
Bradley Kankakee County Tax Increment
Refunding Revenue Bonds Series 1993
     12-01-12                 8.40          5,125,000         5,496,921
Broadview Cook County Senior Lien Tax Increment
Revenue Bonds Series 1993
     07-01-13                 8.25         10,600,000        11,918,428
Carol Stream County Tax Increment
Revenue Bonds Series 1997
     01-01-17                 7.88          4,560,000         4,857,905
Chicago Board of Education School Reform
Unlimited General Obligation Bonds
Capital Appreciation Zero Coupon
Series 1998B-1 (FGIC Insured)
     12-01-29                 5.20         25,000,000(c)      4,840,000
Chicago Board of Education School Reform
Unlimited Tax General Obligation
Refunding Bonds
Zero Coupon Series 1999A (FGIC Insured)
     12-01-28                 5.30         31,500,000(c)      6,477,345
     12-01-29                 5.30         30,500,000(c)      5,919,745
     12-01-30                 5.30         36,135,000(c)      6,602,226
Chicago Capital Appreciation
Unlimited General Obligation Bonds
City Colleges Zero Coupon Series 1999
(FGIC Insured)
     01-01-17                 5.24         11,500,000(c)      4,937,410
     01-01-19                 5.90         14,000,000(c)      5,301,100
     01-01-36                 6.26         32,670,000(c)      4,545,704
Chicago General Obligation Bonds
Series 1992A (AMBAC Insured)
     01-01-22                 5.88         17,850,000        18,521,516
Chicago O'Hare International Airport
2nd Lien General Airport Revenue Bonds
Series 2001A (AMBAC Insured) A.M.T.
     01-01-20                 5.63          5,675,000(k)      5,749,229
     01-01-21                 5.63          6,230,000(k)      6,301,520
Chicago O'Hare International Airport
General Airport Revenue Bonds
Series 1990A A.M.T.
     01-01-16                 7.50         10,865,000        11,010,591
     01-01-18                 6.00         29,000,000        29,090,479
Chicago Wastewater Transmission
Revenue Bonds
Series 1994 (MBIA Insured)
     01-01-24                 6.38         22,500,000        24,928,424
Cook County Bedford Park
Senior Lien Tax Increment
Revenue Bonds Mark IV
Series 1992
     03-01-12                 9.75          1,585,000         1,687,597
Cook County Bedford Park
Senior Lien Tax Increment
Revenue Bonds Series 1997
     01-01-06                 7.00            785,000           809,194
     01-01-12                 7.38          1,700,000         1,769,751
Development Finance Authority Pollution Control
Refunding Revenue Bonds Central Illinois
Public Service Series 1993B-2
     06-01-28                 5.90          2,500,000         2,543,525
Development Finance Authority Pollution Control
Refunding Revenue Bonds Commonwealth Edison
Series 1994
     01-15-14                 5.85          4,500,000         4,904,820
Educational Facilities Authority
Refunding Revenue Bonds
Lewis University Series 1996
     10-01-26                 6.13          8,780,000         8,786,761
Educational Facilities Authority
Refunding Revenue Bonds
Loyola University of Chicago
Series 1993 (FGIC Insured)
     07-01-12                 5.75         12,000,000        12,499,680
Granite City Madison County Hospital
Refunding Revenue Bonds St. Elizabeth
Medical Center Series 1989A
     06-01-08                 8.13          2,435,000         1,883,473

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
27  SEMIANNUAL REPORT -- 2001

Name of                      Coupon         Principal          Value(a)
issuer and                     rate            amount
title of issue(e,f)

Illinois (cont.)
Health Facilities Authority
Pre-refunded Revenue Bonds
South Suburban Hospital
Series 1992
     02-15-09                 7.00%        $1,580,000        $1,656,124
     02-15-18                 7.00          1,975,000         2,070,156
Health Facilities Authority
Refunding Revenue Bonds
Morris Hospital Series 1993
     12-01-23                 6.13          3,005,000         2,731,305
Health Facilities Authority
Revenue Bonds
Sarah Bush Lincoln Health Center
Series 1992
     05-15-12                 7.25          1,890,000         2,005,082
     05-15-22                 7.25          2,000,000         2,121,780
Health Facilities Authority
Revenue Bonds
South Suburban Hospital
Series 1992
     02-15-09                 7.00          2,420,000         2,727,122
     02-15-18                 7.00          3,025,000         3,577,002
Hodgkins General Tax Increment Bonds
Series 1995A
     12-01-13                 7.63          9,000,000         9,562,590
Hodgkins Tax Increment
Pre-refunded Unlimited General
Obligation Bonds Series 1991
     12-01-09                 9.50          7,800,000         8,218,314
Hodgkins Tax Increment
Un-refunded Unlimited General
Obligation Bonds Series 1991
     12-01-09                 9.50          2,800,000         2,968,420
Huntley Special Tax Bonds
Series 1998
     02-01-25                 6.75          2,445,000         2,389,670
Huntley Special Tax Bonds
Series 1999
     03-01-28                 6.30          2,305,000         2,151,487
Lake County Antioch Community School District
Unlimited General Obligation Bonds
Capital Appreciation Zero Coupon
Series 2000B (FGIC Insured)
     12-01-17                 5.76          7,170,000(c)      2,914,892
     12-01-18                 5.81          5,785,000(c)      2,204,374
     12-01-18                 5.62          7,330,000(c)      2,793,097
     12-01-20                 5.89          8,105,000(c)      2,724,334
Lake County Lake Zurich United School District
Unlimited General Obligation Bonds
Capital Appreciation Zero Coupon
Series 2000 (FGIC Insured)
     12-01-17                 5.57          1,350,000(c)        548,829
     12-01-19                 5.67          4,785,000(c)      1,713,126
Lake County Lake Zurich United School District
Unlimited General Obligation Bonds
Capital Appreciation Zero Coupon
Series 2000B (FGIC Insured)
     12-01-20                 5.71          4,785,000(c)      1,608,382
Lakemoor Special Tax Revenue Bonds
Series 1997
     03-01-27                 7.80          8,955,000         9,376,512
Lansing Tax Increment
Refunding Revenue Bonds
Landings Redevelopment Area
Limited Sales Tax Pledge
Series 1992
     12-01-08                 7.00         10,000,000        10,503,100
Marion General Obligation Hospital Alternate
Revenue Source Bonds Series 1991
     12-01-16                 7.50          3,800,000         3,960,854
McHenry & Kane Counties
Consolidated School District
Unlimited General Obligation Bonds
Capital Appreciation Zero Coupon
Series 2000 (FGIC Insured)
     01-01-17                 5.34          4,500,000(c)      1,923,255
     01-01-18                 5.57          3,925,000(c)      1,573,140
     01-01-19                 5.62          5,050,000(c)      1,902,436
     01-01-20                 5.66          4,000,000(c)      1,415,200
Metropolitan Pier & Exposition Authority
Dedicated State Tax Capital Appreciation
Refunding Revenue Bonds McCormick
Zero Coupon Series 1994 (MBIA Insured)
     06-15-19                 5.76          7,510,000(c)      2,758,498
Metropolitan Pier & Exposition Authority
Dedicated State Tax Capital Appreciation
Refunding Revenue Bonds McCormick
Zero Coupon Series 1996A (MBIA Insured)
     12-15-17                 5.64          6,000,000(c)      2,434,080
     12-15-19                 5.76          6,400,000(c)      2,286,400

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
28  AXP HIGH YIELD TAX-EXEMPT FUND

Name of                      Coupon         Principal          Value(a)
issuer and                     rate            amount
title of issue(e,f)

Illinois (cont.)
Metropolitan Pier & Exposition Authority
Dedicated State Tax Refunding Revenue Bonds
McCormick Zero Coupon Series 1993A
(FGIC Insured)
     06-15-19                 5.86%       $34,570,000(c)    $12,697,907
Metropolitan Pier & Exposition Authority
Dedicated State Tax Refunding Revenue Bonds
McCormick Zero Coupon Series 1994
(MBIA Insured)
     06-15-17                 6.61         11,210,000(c)      4,673,449
     06-15-28                 5.49         41,900,000(c)      8,824,559
Metropolitan Pier & Exposition Authority
Sales Tax & Miscellaneous Tax Revenue
Capital Appreciation Refunding Bonds
Zero Coupon Series 1996A (MBIA Insured)
     12-15-22                 6.10         16,225,000(c)      4,805,358
Schaumburg Special Assessment District
Revenue Bonds Woodfield Road
Series 1998
     12-01-28                 6.75          3,382,000         3,145,733
State Development Finance Authority
Pollution Control Refunding Revenue Bonds
Illinois Power Series 1991A
     07-01-21                 7.38         19,250,000        20,969,602
State Development Finance Authority
Regency Park Retirement Housing
Revenue Bonds Zero Coupon
Series 1991B Escrowed to Maturity
     07-15-25                 5.49         10,000,000(c)      2,030,400
State Development Finance Authority
Retirement Housing Revenue Bonds
Zero Coupon Series 1990
Escrowed to Maturity
     04-15-20                 7.75         68,000,000(c)     19,533,679
State Development Finance Authority
Un-refunded Revenue Bonds
Series 1996B (FSA Insured)
     09-01-31                 6.40            885,000           938,622
State Health Facilities Authority
Refunding Revenue Bonds
Edwards Hospital Series 1993A
     02-15-19                 6.00          6,350,000         6,328,728
Tinley Park Cook & Will Counties
Limited Sales Tax Revenue Bonds
Series 1988
     11-01-99                10.25            895,000(b,j)           --
Tinley Park Cook & Will Counties
Unlimited Ad Valorem
Tax Bonds of Special Service
Series 1988
     12-01-01                10.65            100,000           100,397
     12-01-02                10.65            110,000           110,651
     12-01-03                10.65            120,000           120,882
     12-01-04                10.65            135,000           136,013
     12-01-05                10.65            150,000           151,322
     12-01-06                10.65            165,000           166,464
     12-01-07                10.65            185,000           186,870
Village of Gilberts Special Service Area
Special Tax Improvement Bonds
Big Timber Series 2001
     03-01-30                 7.88          7,560,000         7,436,092
Total                                                       378,559,633

Indiana (1.6%)
Carmel Retirement Rental Housing
Refunding Revenue Bonds
Beverly Enterprises Series 1992
     12-01-08                 8.75          5,915,000         6,205,604
East Chicago Elementary School Building
Lake County 1st Mortgage Refunding Bonds
Series 1996
     01-05-16                 6.25          8,000,000         8,916,080
Health Facility Authority Hospital Revenue Bonds
Community Hospital of Anderson Series 1993
     01-01-23                 6.00          5,000,000         4,893,200
Health Facility Authority Hospital Revenue Bonds
Union Hospital Series 1993 (MBIA Insured)
     09-01-18                 5.13         10,000,000         9,736,800
Marion County Hospital Authority Refunding
Revenue Bonds Methodist Hospital
Series 1989 (MBIA Insured)
     09-01-13                 6.50          4,115,000         4,179,276
Rockport Pollution Control
Refunding Revenue Bonds
Indiana Michigan Electric
Series 1991B
     03-01-16                 7.60          5,500,000         5,619,680
St. Joseph County Hospital Facility
Revenue Bonds
Memorial Hospital of South Bend
Series 1980
     06-01-10                 9.40          1,570,000         1,916,405

See accompanying notes to investments in securities.

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29  SEMIANNUAL REPORT -- 2001

Name of                      Coupon         Principal          Value(a)
issuer and                     rate            amount
title of issue(e,f)

Indiana (cont.)
Vincennes Economic Development
Improvement Refunding Revenue Bonds
Southwest Regional Youth Facilities
Series 1999
     01-01-24                 6.25%       $23,995,000       $21,370,427
Vincennes Economic Development
Revenue Bonds Southwest Indiana
Regional Youth Village Facility Series 1994
     01-01-24                 8.50         16,135,000        17,363,680
Total                                                        80,201,152

Iowa (0.7%)
Keokuk Hospital Facilities
Refunding Revenue Bonds
Keokuk Area Hospital Series 1991
     12-01-21                 7.63          5,350,000         5,578,124
Muscatine Electric
Refunding Revenue Bonds
Series 1986
     01-01-05                 6.00         10,845,000        10,868,534
     01-01-06                 6.00         11,330,000        11,354,585
     01-01-07                 5.00          2,250,000         2,251,328
     01-01-08                 5.00          5,100,000         5,102,346
Total                                                        35,154,917

Kansas (0.2%)
Olathe Senior Living Facilities
Lease Revenue Bonds Aberdeen Village
Series 2000A
     05-15-30                 8.00          2,500,000         2,520,675
State Development Finance Authority
Multi-family Revenue Bonds
Tiffany Gardens Apartments
Series 1999M A.M.T.
     09-01-29                 6.75          5,100,000         4,847,244
Wyandotte County Kansas City Multi-family
Housing Revenue Bonds Park Victoria
Apartments Series 1998 A.M.T.
     08-01-28                 6.25          4,920,000         4,446,106
Total                                                        11,814,025

Kentucky (0.7%)
Development Finance Authority Hospital Facility
Revenue Bonds St. Luke Hospital Series 1989B
     10-01-19                 6.00         22,695,000        22,709,525
Jefferson County Student Housing
Industrial Building Revenue Bonds
Collegiate Housing Foundation
Series 1999A
     09-01-29                 7.13          4,000,000         4,091,280
Muhlenberg County Hospital
Refunding Revenue Bonds
Muhlenberg Community Hospital
Series 1996
     07-01-10                 6.75          7,405,000         7,104,209
Total                                                        33,905,014

Louisiana (1.9%)
Calcasieu Parish Industrial Development
Pollution Control Refunding Revenue Bonds
Gulf State Utilities
Series 1992
     10-01-12                 6.75         10,500,000        10,715,355
Hodge Village Combined Utility System
Revenue Bonds Stone Container
Series 1990 A.M.T.
     03-01-10                 9.00         20,800,000        21,032,960
Local Government Environment Facilities &
Community Development Authority
Healthcare Facilities St. James Place
Series 1999A
     11-01-29                 8.00         10,000,000         9,747,700
New Orleans Audubon Park
Commission Aquarium
Revenue Bonds Series 1992A
     04-01-12                 8.00          6,465,000         6,859,236
Public Facilities Authority Revenue Bonds
Glen Retirement Systems Series 1995A
     12-01-15                 6.50          1,000,000           959,300
     12-01-25                 6.70          1,500,000         1,449,330
Southern Louisiana Port Commission Terminal
Refunding Revenue Bonds GATX Terminal
Series 1993
     03-01-23                 7.00         13,180,000        13,555,103
St. Charles Parish Pollution Control
Revenue Bonds Louisiana Power & Light
Series 1991 A.M.T.
     06-01-21                 7.50         20,700,000        21,156,435
West Feliciana Parish Demand
Pollution Control Revenue Bonds
Gulf State Utilities Series 1990
     05-01-15                 9.00          6,000,000         6,186,840
Total                                                        91,662,259

See accompanying notes to investments in securities.

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30  AXP HIGH YIELD TAX-EXEMPT FUND

Name of                      Coupon         Principal          Value(a)
issuer and                     rate            amount
title of issue(e,f)

Maine (0.2%)
Finance Authority Multi-family Housing Revenue
Obligation Securities Huntington Common
Series 1997A
     09-01-27                 7.50%        $5,000,000        $3,663,450
Kennebunk Special Obligation
Revenue Bonds Series 1999A
     07-01-24                 7.00          4,720,000         4,246,490
Total                                                         7,909,940

Maryland (1.3%)
Frederick County Economic
Refunding Revenue Bonds
Alumax Series 1992
     04-01-17                 7.25          9,880,000        10,171,164
Frederick County Obligation
Special Tax Revenue Bonds
Urbana Community Development Authority
Series 1998
     07-01-25                 6.63          6,000,000         5,967,420
Harford County Industrial Development
Revenue Bonds Dorsey
     04-16-05                 8.00            370,000           370,814
Prince George's County Hospital Revenue Bonds
Dimensions Health Series 1992
     07-01-17                 7.25         11,400,000        12,148,296
     07-01-22                 7.00          7,000,000         7,448,000
State Transportation Authority Facility
Capital Appreciation Revenue Bonds
Zero Coupon Series 1992 (FGIC Insured)
     07-01-10                 6.33          3,000,000(c)      1,974,240
     07-01-11                 6.33          6,700,000(c)      4,169,343
State Transportation Authority Facility
Revenue Bonds Zero Coupon
Series 1992 (FGIC Insured)
     07-01-12                 6.35          5,000,000(c)      2,920,700
State Unlimited General Obligation Bonds
Series 2001
     03-01-12                 5.50         14,235,000        15,500,064
Washington Suburban Sanitation District
Unlimited General Obligation Revenue Bonds
Series 2001
     06-01-12                 4.25          4,050,000         3,947,454
Total                                                        64,617,495

Massachusetts (3.3%)
Bay Transportation Authority
Un-refunded Revenue Bonds
Series 1992B (MBIA Insured)
     03-01-12                 6.00          7,745,000         8,144,177
Health & Educational Facilities Authority
Revenue Bonds Charlton Memorial
Hospital Series 1991B
     07-01-13                 7.25          6,455,000         6,605,789
Health & Educational Facilities Authority
Revenue Bonds Holyoke Hospital
Series 1994B
     07-01-15                 6.50            500,000           460,185
Industrial Finance Agency
Resource Recovery Revenue Bonds
SEMASS Series 1991A
     07-01-15                 9.00         18,885,000        19,492,153
Industrial Finance Agency
Resource Recovery Revenue Bonds
SEMASS Series 1991B A.M.T.
     07-01-15                 9.25         23,800,000        24,564,931
Municipal Wholesale Electric Power
Supply System Pre-refunded Revenue
Bonds Series 1992B
     07-01-17                 6.75         10,130,000        10,751,476
State Development Finance Agency
Refunding Revenue Bonds
Briarwood Retirement Community
Series 2001B
     12-01-30                 8.25          5,000,000         4,870,800
State General Obligation Bonds
Series 2001A Inverse Floater
   (FSA Insured)
     01-01-21                 6.25         14,575,000(d)     13,376,206
State Health & Education Facilities Authority
Refunding Revenue Bonds
Christopher House Series 1999A
     01-01-29                 6.88          5,000,000         4,483,600
State Industrial Finance Agency
Assisted Living Facility Revenue Bonds
Marina Bay LLC
Series 1997 A.M.T.
     12-01-27                 7.50          2,000,000         1,950,660
State Industrial Finance Agency
Assisted Living Facility Revenue Bonds
Newton Group Properties LLC
Series 1997 A.M.T.
     09-01-27                 8.00          4,300,000         4,468,388

See accompanying notes to investments in securities.

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31  SEMIANNUAL REPORT -- 2001

Name of                      Coupon         Principal          Value(a)
issuer and                     rate            amount
title of issue(e,f)

Massachusetts (cont.)
State Turnpike Authority Metropolitan
Highway System Revenue Bonds
Series 1997A (MBIA Insured)
     01-01-27                 5.00%       $16,680,000       $15,826,151
Water Resource Authority General
Refunding Revenue Bonds
Series 1992B
     11-01-15                 5.50         22,175,000        22,567,054
Water Resource Authority General
Revenue Bonds Series 1992A
     07-15-19                 6.50          3,500,000         4,111,450
Water Resource Authority General
Revenue Bonds Series 1993B
(MBIA Insured)
     03-01-22                 5.00         10,000,000         9,660,900
Water Resource Authority General
Revenue Bonds Series 1995B
(MBIA Insured)
     12-01-25                 5.00          9,000,000         8,608,230
Total                                                       159,942,150

Michigan (3.3%)
Chippewa Valley Schools Unlimited Tax
General Obligation Refunding Bonds
Series 1998 (AMBAC Insured)
     05-01-23                 4.75          5,240,000         4,758,916
Concord Academy
Certificate of Participation
Series 1998
     10-01-19                 7.00          1,000,000           931,700
Countryside Charter School
Certificates of Participation
Series 2000
     04-01-29                 8.00          1,920,000         1,898,554
Countryside Charter School
Full Term Certificates of Participation
Berrien County Series 1999
     04-01-29                 7.00          2,635,000         2,444,121
Crawford County Economic Development
Corporation Environmental Improvement
Revenue Bonds
Weyerhaeuser Series 1982A
     07-25-07                 7.13         10,800,000        11,783,556
Detroit Unlimited Tax
General Obligation Bonds
Series 1995A
     04-01-15                 6.80          1,375,000         1,540,096
Livingston Academy Certificate of Participation
Series 1999
     05-01-29                 7.00          3,080,000         2,890,457
Midland County Economic Development
Authority Unlimited Tax General Obligation
Refunding Revenue Bonds
Series 2000A A.M.T.
     07-23-09                 6.88         15,150,000        15,469,665
Midland County Economic Development
Limited Obligation Refunding Revenue Bonds
Series 2000B
     07-23-09                 6.75          5,000,000         5,075,300
Nataki Talibah Schoolhouse
Certificates of Participation
Series 2000
     06-01-30                 8.25          5,665,000         5,683,241
Plymouth Educational Center
Certificates of Participation
Series 1999
     07-01-29                 7.00          7,875,000         7,503,930
State Hospital Finance Authority
Hospital Pre-refunded Revenue Bonds
McLaren Obligated Group Series 1991A
     09-15-21                 7.50          7,500,000         7,748,250
State Hospital Finance Authority
Hospital Refunding Revenue Bonds
Sinai Hospital of Greater Detroit
Series 1995
     01-01-26                 6.70          3,000,000         2,798,700
State Hospital Finance Authority
Refunding Revenue Bonds
Detroit Medical Center
Series 1993A
     08-15-18                 6.50         10,000,000         9,323,600
State Hospital Finance Authority
Refunding Revenue Bonds
Greater Detroit Sinai Hospital
Series 1995
     01-01-16                 6.63          2,750,000         2,622,730
State Hospital Finance Authority
Revenue Bonds Central Michigan
Community Hospital Series 1996
     10-01-27                 6.25          2,095,000         1,785,254
State Strategic Fund Limited Tax Obligation
Refunding Revenue Bonds
Ford Motor Series 1991A
     02-01-06                 7.10         16,400,000        18,395,223

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
32  AXP HIGH YIELD TAX-EXEMPT FUND

Name of                      Coupon         Principal          Value(a)
issuer and                     rate            amount
title of issue(e,f)

Michigan (cont.)
Strategic Fund Environmental Improvement
Limited Obligation Refunding Revenue Bonds
Crown Paper Company Series 1997B
     08-01-12                 6.25%        $1,100,000          $335,500
Strategic Fund Limited Obligation Refunding
Revenue Bonds Detroit Edison
Series 1995AA (MBIA Insured)
     09-01-25                 6.40         12,000,000        12,819,960
Summit Academy Certificates of Participation
Junior High School Facility Series 1999
     09-01-29                 7.00          4,000,000         4,599,440
Summit Academy Certificates of Participation
Series 1998
     08-01-18                 7.00          2,500,000         2,349,900
Summit Academy Certificates of Participation
Series 2001
     07-01-30                 7.38          4,140,000         4,106,300
Troy City Downtown Development Authority
County of Oakland Development Bonds
Series 1995A (Asset Guaranty)
     11-01-18                 6.38          1,000,000         1,062,870
Van Buren Township
Tax Increment Revenue Bonds
Series 1994
     10-01-16                 8.40          3,930,000         4,303,154
Wayne County Charter Airport
Revenue Bonds Detroit Metropolitan Airport
Series 1998B (MBIA Insured)
     12-01-11                 5.25          4,040,000         4,236,344
Wayne County Charter Airport Revenue
Bonds Detroit Metropolitan Airport
Series 1998B (MBIA Insured)
     12-01-23                 4.88          9,940,000         9,179,789
Wayne County Charter Special Airport Facilities
Revenue Bonds Northwest Airlines
Series 1999 A.M.T.
     12-01-29                 6.00          8,235,000         7,396,018
Wayne County Special Airport Facilities
Refunding Revenue Bonds Northwest Airlines
Series 1995
     12-01-15                 6.75         11,250,000        11,214,000
Total                                                       164,256,568

Minnesota (4.3%)
Anoka County Housing & Redevelopment
Authority Revenue Bonds
Epiphany Assisted Living LLC
Series 1999
     12-01-29                 7.40          4,000,000         3,835,640
Becker Solid Waste Disposal Facility
Revenue Bonds Liberty Paper
Series 1994B A.M.T.
     08-01-15                 9.00         14,475,000        14,692,849
Bloomington Health Care Facility
Revenue Bonds
Friendship Village of Bloomington
Series 1992
     04-01-02                 8.50            860,000           869,537
Fergus Falls Health Care Facilities
Revenue Bonds
LRHC Long-term Care Facility
Series 1995
     12-01-25                 6.50          1,530,000         1,484,483
Fridley Senior Housing Revenue Bonds
Banfill Crossing Homes Series 1999
     09-01-34                 6.75          7,000,000         6,603,100
Hastings Housing & Redevelopment
Authority Housing & Health Care
Revenue Bonds Arbor Oaks
Assisted Living Series 2000A
     01-01-32                 8.25          5,685,000         5,697,393
Little Canada Multi-family Housing
Revenue Bonds Housing
Alternatives Development Company
Series 1997A
     12-01-27                 6.25          1,755,000         1,629,096
Mahtomedi Multi-family Housing
Refunding Revenue Bonds
Briarcliff Series 1996 A.M.T.
     06-01-36                 7.35          1,985,000         2,001,158
Maplewood Elder Care Facilities
Revenue Bonds Care Institute
Series 1994
     01-01-24                 7.75          7,705,000         6,924,484
Maplewood Multi-family Housing
Refunding Revenue Bonds
Carefree Cottages of Maplewood III
Series 1995 A.M.T.
     11-01-32                 7.20          4,835,000         4,764,167

See accompanying notes to investments in securities.

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33  SEMIANNUAL REPORT -- 2001

Name of                      Coupon         Principal          Value(a)
issuer and                     rate            amount
title of issue(e,f)

Minnesota (cont.)
Mille Lacs Capital Improvement Authority
Infrastructure Revenue Bonds
Series 1992A
     11-01-12                 9.25%        $3,970,000        $4,324,561
Minneapolis Housing & Healthcare Facility
Revenue Bonds Augustana Chapel
View Homes Incorporated
Series 1997
     06-01-22                 6.70          1,885,000         1,723,079
     06-01-27                 6.75          2,640,000         2,401,001
Richfield Multi-family Housing
Refunding Revenue Bonds
Village Shores Apartments
Series 1996
     08-01-31                 7.63          4,820,000         4,828,676
Richfield Senior Housing
Revenue Bonds Series 2000A
     02-01-35                 7.75         11,000,000        10,985,150
Robbinsdale Multi-family Housing
Revenue Bonds Copperfield Hill
Series 1996A
     12-01-31                 7.35          3,500,000         3,445,645
Rochester Multi-family Housing
Development Revenue Bonds
Wedum Shorewood Campus
Series 1999
     06-01-36                 6.60         10,000,000         8,726,600
Roseville Housing Facilities Nursing Home
Refunding Revenue Bonds
College Properties Series 1998
     10-01-28                 5.88          7,500,000         6,018,375
Sartell Health Care & Housing Facilities
Revenue Bonds The Foundation for
Health Care Continuums Series 1999A
     09-01-29                 6.63          4,000,000         3,511,120
Southern Minnesota Municipal
Power Agency Power Supply System
Refunding Revenue Bonds
Series 1992B
     01-01-18                 5.75         12,210,000        12,398,522
Southern Minnesota Municipal
Power Agency Power Supply System
Refunding Revenue Bonds
Zero Coupon Series 1994A
(MBIA Insured)
     01-01-21                 6.81         13,500,000(c)      4,665,330
     01-01-22                 6.73         17,500,000(c)      5,693,975
     01-01-23                 6.80         27,500,000(c)      8,419,400
     01-01-24                 6.82         19,960,000(c)      5,759,458
     01-01-25                 6.81         27,500,000(c)      7,492,925
     01-01-26                 6.81         27,500,000(c)      7,074,100
     01-01-27                 6.82         12,450,000(c)      3,030,579
St. Louis Park Health Care Facilities
Revenue Bonds Health System Minnesota
Obligated Group Inverse Floater Series 1993
(AMBAC Insured)
     07-01-13                 6.37         18,000,000(d)     18,112,499
St. Louis Park Multi-family Housing Refunding
Revenue Bonds Park Boulevard Towers
Series 1996
     04-01-31                 7.00         11,155,000        11,201,516
St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue Bonds
Lyngblomsten Care Center Series 1993
     11-01-06                 7.13          1,325,000         1,324,298
     11-01-17                 7.13          2,480,000         2,406,418
St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue Bonds
Lyngblomsten Multi-family Rental Housing
Series 1993
     11-01-24                 7.00          2,625,000         2,577,409
St. Paul Housing & Redevelopment Authority
Lease Revenue Bonds
Community of Peace Academy
Series 2001A
     12-01-30                 7.88          5,000,000         5,000,000
St. Paul Housing & Redevelopment Authority
Lease Revenue Bonds
Minnesota Business Academy
Series 2000
     03-01-30                 8.00          4,500,000         4,527,765
St. Paul Port Authority Redevelopment
Multi-family Subordinate
Refunding Revenue Bonds
Burlington Apartments Series 1996C
     02-01-31                 8.63          3,755,000         3,704,796

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
34  AXP HIGH YIELD TAX-EXEMPT FUND

Name of                      Coupon         Principal          Value(a)
issuer and                     rate            amount
title of issue(e,f)

Minnesota (cont.)
St. Paul Port Authority Revenue Bonds
Hotel Facilities Radisson Kellogg
2nd Series 1999
     08-01-29                 7.38%        $6,500,000        $6,429,865
Vadnais Heights Multi-family Housing
Refunding Revenue Bonds
Cottages of Vadnais Heights
Series 1995 A.M.T.
     12-01-31                 7.00          1,960,000         1,928,483
Washington County Housing & Redevelopment
Authority Refunding Revenue Bonds Woodbury
Multi-family Housing Series 1996
     12-01-23                 6.95          4,615,000         4,583,895
Total                                                       210,797,347

Mississippi (0.8%)
Gulfport Urban Renewal
Multi-family Housing Revenue Bonds
Woodchase Apartments
Series 1998 A.M.T.
     12-01-28                 6.75          3,045,000         2,703,777
Harrison County Waste Water Management District
Refunding Bonds Series 1986
     02-01-15                 5.00          4,250,000         4,321,400
Jackson Housing Authority
Multi-family Housing Revenue Bonds
Lakeside Villas Apartments
Series 1999D A.M.T.
     12-01-29                 7.50          3,605,000         3,657,236
Jackson Industrial Development
Revenue Bonds Dorsey
     04-16-05                 8.00            325,000           327,249
Long Beach Urban Renewal Multi-family Housing
Revenue Bonds Long Beach Square Apartments
Series 1998 A.M.T.
     08-01-28                 6.75          3,790,000         3,465,841
Lowndes County Solid Waste Disposal
Pollution Control Refunding Revenue Bonds
Weyerhaeuser Series 1992B
     04-01-22                 6.70          4,000,000         4,416,240
State Business Finance
Pollution Control Revenue Bonds
System Energy Resources Series 1999
     05-01-22                 5.90         12,400,000        11,448,549
State Unlimited General Obligation
Refunding Bonds Series 2001
     09-01-12                 5.50         10,000,000        10,773,700
Total                                                        41,113,992

Missouri (0.5%)
Regional Convention & Sports Complex
Authority Bonds
St. Louis Sponsor Series 1991B
     08-15-21                 7.00          5,810,000         6,270,094
St. Louis Industrial Development Authority
Refunding Revenue Bonds Kiel Center
Multi-purpose Arena Series 1992 A.M.T.
     12-01-24                 7.88         15,400,000        15,936,998
St. Louis Regional Convention & Sports Complex
Authority Pre-refunded Revenue Bonds
Series 1991C
     08-15-21                 7.90          2,575,000         2,826,912
St. Louis Regional Convention & Sports Complex
Authority Un-refunded Revenue Bonds
Series 1991C
     08-15-21                 7.90            125,000           131,014
Total                                                        25,165,018

Nebraska (0.7%)
Omaha Public Power District Electric System
Revenue Bonds Series 1986A
     02-01-15                 6.00          1,370,000         1,474,860
State Public Power District
Refunding Revenue Bonds
Series 1998A (MBIA Insured)
     01-01-14                 5.25         30,610,000        31,460,040
Total                                                        32,934,900

Nevada (0.9%)
Clark County Passenger Facility Charge Airport
Refunding Revenue Bonds
Las Vegas McCarran International Airport
Series 1998 (MBIA Insured)
     07-01-22                 4.75          9,000,000         8,215,650
Clark County Special Improvement District #121
Local Improvement Bonds
Southern Highlands Area Series 1999
     12-01-19                 7.50         10,000,000        10,526,999
Director of the State Department of Business
& Industry Las Vegas Monorail Capital
Appreciation Revenue Bonds
Zero Coupon Series 2000 (AMBAC Insured)
     01-01-19                 5.75          5,105,000(c)      1,929,741
     01-01-23                 5.93          5,000,000(c)      1,474,050
     01-01-25                 5.93         11,000,000(c)      2,875,950
     01-01-26                 5.93          8,500,000(c)      2,094,485
     01-01-27                 5.97          5,315,000(c)      1,237,119
     01-01-29                 5.58          6,425,000(c)      1,323,743

See accompanying notes to investments in securities.

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35  SEMIANNUAL REPORT -- 2001

Name of                      Coupon         Principal          Value(a)
issuer and                     rate            amount
title of issue(e,f)

Nevada (cont.)
Las Vegas Redevelopment Agency Tax Increment
Subordinate Lien Revenue Bonds Series 1994A
     06-15-10                 6.00%        $2,000,000        $2,059,800
     06-15-14                 6.10          2,750,000         2,796,778
Washoe County Hospital Revenue Bonds
Washoe Medical Center Series 1993A
     06-01-15                 6.00          7,250,000         7,331,998
Total                                                        41,866,313

New Hampshire (1.6%)
Business Financial Authority
Pollution Control & Solid Waste Disposal
Refunding Revenue Bonds
Crown Paper Company Series 1996
     01-01-22                 7.75          4,255,000         1,297,775
Industrial Development Authority
Pollution Control Revenue Bonds
State Public Service Series 1991B
     05-01-21                 7.50         51,485,000        52,581,116
Industrial Development Authority
Pollution Control Revenue Bonds
State Public Service Series 1991C A.M.T.
     05-01-21                 7.65         25,000,000        25,535,250
Total                                                        79,414,141

New Jersey (0.1%)
State Turnpike Authority Revenue Bonds
Series 2000R Inverse Floater
     01-01-13                 8.42          5,200,000(d)      6,844,500

New Mexico (2.0%)
Bernalillo County Multi-family Housing
Revenue Bonds Series 1997D
     04-01-27                 7.70         14,615,000         7,307,500
Farmington Pollution Control
Refunding Revenue Bonds
Series 1996B
     12-01-16                 6.30         10,000,000        10,062,200
Farmington Pollution Control
Refunding Revenue Bonds
Series 1997A
     10-01-20                 6.95          4,000,000         4,006,720
Farmington Pollution Control
Refunding Revenue Bonds
State Public Service San Juan
Series 1993A
     08-15-23                 6.40         30,650,000        30,820,721
Farmington Power
Refunding Revenue Bonds
Generating Division Series 1983
     01-01-13                 9.88          5,000,000         6,103,300
Lordsberg Pollution Control
Refunding Revenue Bonds
Phelps Dodge Series 1993
     04-01-13                 6.50         20,000,000        20,406,400
Sandoval County Multi-family Housing
Refunding Revenue Bonds
Meadowlark Apartments
Series 1998A A.M.T.
     07-01-38                 6.38         11,300,000        10,537,250
Sandoval County Multi-family Housing
Refunding Revenue Bonds
Meadowlark Apartments
Series 1998B A.M.T.
     07-01-01                 6.38          1,000,000           999,517
State Highway Commission
Senior Lien Tax Revenue Bonds
Series 2000A
     06-15-10                 5.00         10,000,000        10,420,600
Total                                                       100,664,208

New York (6.1%)
Battery Park City Authority
Refunding Revenue Bonds
Series 1993A
     11-01-10                 5.50          9,940,000        10,364,339
Dormitory Authority New York City
University System Consolidated
2nd Generation Resource
Revenue Bonds Series 1990C
     07-01-17                 5.00         20,820,000        20,192,485
Dormitory Authority New York City
University System Consolidated
2nd Generation Resource
Revenue Bonds Series 1990D
     07-01-09                 7.00          5,000,000         5,624,500
Dormitory Authority New York Court
Facility Lease Revenue Bonds
Series 1993A
     05-15-16                 5.38         11,000,000        11,024,860
Dormitory Authority New York State
University Education Facility
Revenue Bonds Series 1993A
     05-15-13                 5.50         24,530,000        26,448,490

See accompanying notes to investments in securities.

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36  AXP HIGH YIELD TAX-EXEMPT FUND

Name of                      Coupon         Principal          Value(a)
issuer and                     rate            amount
title of issue(e,f)

New York (cont.)
Huntington Housing Authority
Senior Housing Facilities
Revenue Bonds
Gurwin Jewish Senior Residences
Series 1999A
     05-01-39                 6.00%        $2,000,000        $1,662,820
New York & New Jersey Port Authority
Revenue Bonds 2nd Series 2000
Inverse Floater (MBIA Insured) A.M.T.
     10-15-21                 7.73          4,210,000(d)      4,595,762
New York City Industrial Development Agency
Civic Facilities Revenue Bonds
Touro College Series 1999A
     06-01-29                 6.35          6,250,000         5,804,563
New York City Municipal Water
Finance Authority Water & Sewer System
Revenue Bonds Series 1987B
     06-15-17                 5.00          6,255,000         6,220,785
New York City Municipal Water
Finance Authority Water & Sewer System
Un-refunded Revenue Bonds
Series 1991A
     06-15-21                 6.25         27,530,000        27,564,687
New York City Transitional Finance Authority
Tax Revenue Bonds Series 2001B
     02-01-11                 5.50          5,000,000         5,416,650
New York City Unlimited
General Obligation Bonds
Series 2000R Inverse Floater
(FGIC Insured)
     05-15-14                 8.08          2,150,000(d)      2,646,758
     05-15-15                 8.08          2,270,000(d)      2,759,753
New York City Unlimited General Obligation
Refunding Revenue Bonds
Series 2001F
     08-01-12                 5.25         16,880,000        17,665,089
New York City Unlimited General Obligation
Tax Refunding Revenue Bonds Series 2001G
(FSA Insured)
     08-01-11                 5.25          5,000,000         5,336,600
New York City Unlimited Tax
General Obligation Bonds
Series 1996G
     02-01-17                 5.75         20,000,000        20,794,000
New York City Unlimited Tax
General Obligation Bonds
Series 2000R Inverse Floater
(FGIC Insured)
     05-15-16                 8.08          1,410,000(d)      1,700,813
New York City Unlimited Tax
General Obligation
Pre-refunded Revenue Bonds
Series 1994B-1
     08-15-16                 7.00         16,500,000        18,447,330
Port Authority Special
Obligation Revenue Bonds
La Guardia Airport Passenger Terminal
Continental & Eastern Airlines
Series 1990 A.M.T.
     12-01-06                 9.00          2,330,000         2,412,482
     12-01-10                 9.00          8,800,000         9,127,360
     12-01-15                 9.13         17,500,000        18,152,750
Port Authority Special Obligation
Revenue Bonds KIAC Partners
4th Series 1996
A.M.T.
     10-01-19                 6.75          3,500,000         3,612,700
State Dormitory Authority
New York City University System
Consolidated 2nd Generation Resource
Revenue Bonds Series 1993A
     07-01-18                 5.75          5,500,000         5,969,865
State Energy Research & Development
Authority Gas Facilities Revenue Bonds
Residual Certificates Series 2000
Inverse Floater (MBIA Insured)
     01-01-21                 7.23          9,020,000(d)      9,366,819
State Housing Finance Agency
State University Construction
Refunding Bonds Series 1986A
     05-01-13                 6.50          3,500,000         4,039,630
State Medical Facilities Finance Agency
Mental Health Services
Improvement Refunding Revenue Bonds
Series 1993D
     08-15-23                 5.25         15,000,000        14,747,850
State Thruway Authority
Highway & Bridge Trust Fund Revenue Bonds
Series 2001A (FGIC Insured)
     04-01-11                 5.50          7,500,000         8,152,350

See accompanying notes to investments in securities.

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37  SEMIANNUAL REPORT -- 2001

Name of                      Coupon         Principal          Value(a)
issuer and                     rate            amount
title of issue(e,f)

New York (cont.)
State Urban Development
Capital Correctional Facilities
Refunding Revenue Bonds
Series 1994A
     01-01-21                 5.25%       $12,110,000       $12,007,065
State Urban Development
Correctional Facility
Refunding Revenue Bonds
Series 1994A
     01-01-16                 5.50          2,750,000         2,797,685
State Urban Development
Correctional Facility
Revenue Bonds Series 1995
     01-01-25                 5.38          9,000,000         8,993,610
State Urban Development
Correctional Facility Sub Lien
Revenue Bonds Series 1996
     07-01-26                 5.60          6,630,000         6,716,986
Total                                                       300,367,436

North Carolina (4.7%)
Eastern Municipal Power Agency
Power System Pre-refunded Revenue Bonds
Series 1986A
     01-01-17                 5.00          6,220,000         6,238,847
Eastern Municipal Power Agency
Power System Refunding Revenue Bonds
Series 1986A
     01-01-18                 4.00          8,675,000         7,740,703
Eastern Municipal Power Agency
Power System Refunding Revenue Bonds
Series 1988A
     01-01-26                 6.00          1,940,000         2,152,915
Eastern Municipal Power Agency
Power System Refunding Revenue Bonds
Series 1989A
     01-01-10                 7.50         29,160,000        34,655,439
     01-01-11                 5.50         37,800,000        37,801,890
Eastern Municipal Power Agency
Power System Refunding Revenue Bonds
Series 1991A
     01-01-19                 5.75         55,000,000        53,515,549
Eastern Municipal Power Agency
Power System Refunding Revenue Bonds
Series 1993B
     01-01-07                 7.25          5,000,000         5,570,200
     01-01-09                 6.13         10,000,000        10,624,500
     01-01-12                 6.25         24,655,000        25,312,056
Eastern Municipal Power Agency
Power System Refunding Revenue Bonds
Series 2000 Inverse Floater (MBIA Insured)
     01-01-13                 7.40          4,000,000(d)      4,553,000
Eastern Municipal Power Agency
Power System Revenue Bonds
Series 1993D
     01-01-13                 5.88          2,300,000         2,323,851
Municipal Power Agency #1 Catawba Electric
Power System Refunding Revenue Bonds
Series 1993 (MBIA Insured)
     01-01-20                 5.46         30,000,000        30,249,900
Raleigh Durham Airport Authority
Revenue Bonds Series 2001A
(FGIC Insured)
     11-01-11                 5.00          1,900,000         1,978,242
State Unlimited General Obligation
Public Improvement Bonds
Series 2001A
     03-01-12                 4.75         10,000,000        10,159,400
Total                                                       232,876,492

North Dakota (0.2%)
Fargo Hospital Refunding Revenue
& Improvement Bonds Dakota Hospital
Series 1992
     11-15-12                 6.88          3,000,000         3,209,250
     11-15-22                 7.00          4,250,000         4,553,918
Total                                                         7,763,168

Ohio (2.5%)
Bellefontaine Hospital Facility
Refunding Revenue Bonds
Mary Rutan Health Association
of Logan County Series 1993
     12-01-13                 6.00          5,330,000         5,043,299
Butler County Hospital Facility Improvement
Refunding Revenue Bonds
Fort Hamilton-Hughes Memorial Center
Series 1991
     01-01-10                 7.50          9,800,000        10,240,118
Carroll Water & Sewer District
Unlimited Tax General Obligation Bonds
Series 1998
     12-01-10                 6.25          1,680,000         1,720,555

See accompanying notes to investments in securities.

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38  AXP HIGH YIELD TAX-EXEMPT FUND

Name of                      Coupon         Principal          Value(a)
issuer and                     rate            amount
title of issue(e,f)

Ohio (cont.)
Carroll Water & Sewer District
Water System Improvement Unlimited Tax
General Obligation Bonds Series 1996
     12-01-10                 6.25%        $6,855,000        $7,025,827
Cleveland Parking Facilities Improvement
Revenue Bonds Series 1992
     09-15-22                 8.10         15,000,000        16,227,300
Coshocton County Solid Waste Disposal
Refunding Revenue Bonds
Stone Container Series 1992
     08-01-13                 7.88         17,500,000        17,840,725
Cuyahoga County Health Care Facilities
Refunding Revenue Bonds Judson
Retirement Community Series 1996A
     11-15-18                 7.25          4,130,000         4,229,822
Erie County Hospital Improvement
Refunding Revenue Bonds
Firelands Community Hospital
Series 1992
     01-01-15                 6.75          6,540,000         6,714,880
Franklin County Health Care Facilities
Refunding Revenue Bonds
Lutheran Senior City Incorporated
Series 1999
     12-15-28                 6.13          4,705,000         3,908,726
Franklin County Multi-family Housing
Refunding Revenue Bonds
Jefferson Chase Apartments
Series 1998B A.M.T.
     11-01-35                 6.40          1,465,000         1,345,778
Franklin County Multi-family Housing
Refunding Revenue Bonds
West Bay Apartments Series 1998 A.M.T.
     12-01-25                 6.38          8,190,000         5,790,740
Lorain County Independent Living & Hospital
Facilities Refunding Revenue Bonds
Elyria United Methodist Series 1996C
     06-01-22                 6.88          3,100,000         3,112,772
Marion County Health Care Facilities
Improvement Refunding Revenue Bonds
United Church Homes Series 1993
     11-15-10                 6.38          1,755,000         1,670,672
Marion County Health Care Facilities
Refunding & Improvement Revenue Bonds
United Church Homes Series 1993
     11-15-15                 6.30          1,800,000         1,634,832
State Water & Air Quality Development Authority
Pollution Control Refunding Revenue Bonds
Ohio Edison Series 1993A
     05-15-29                 5.95         13,300,000        13,302,128
State Water Development Authority
Pollution Control Refunding Revenue
Bonds Cleveland Electric Illuminating
Series 1995
     08-01-25                 7.70         13,000,000        14,058,330
State Water Development Authority
Pollution Control Refunding Revenue
Bonds Toledo Edison Series 1994A A.M.T.
     10-01-23                 8.00         10,000,000        10,823,800
Total                                                       124,690,304

Oklahoma (0.6%)
Grand River Dam Authority
Refunding Revenue Bonds
Series 1987
     06-01-12                 5.00         10,105,000        10,106,415
Jackson County Hospital Authority
Refunding Revenue Bonds
Jackson County Memorial Hospital
Series 1994
     08-01-15                 7.30          6,580,000         6,106,174
Midwest City Memorial Hospital Authority
Hospital Revenue Bonds Series 1992
     04-01-22                 7.38          7,815,000         8,248,967
State Municipal Power Authority
Power System Revenue Bonds
Series 2001A (FSA Insured)
     01-01-12                 5.00          1,685,000         1,744,632
     01-01-13                 5.00          2,020,000         2,074,096
Stillwater Medical Center Authority
Hospital Revenue Bonds
Series 1997B
     05-15-19                 6.50          1,750,000         1,657,845
Total                                                        29,938,129

Oregon (0.8%)
Clackamus Community College
Unlimited General Obligation
Revenue Bonds Series 2001
(FGIC Insured)
     06-15-12                 5.25          1,000,000         1,045,220

See accompanying notes to investments in securities.

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39  SEMIANNUAL REPORT -- 2001

Name of                      Coupon         Principal          Value(a)
issuer and                     rate            amount
title of issue(e,f)

Oregon (cont.)
Clackamus Community College
Unlimited General Obligation
Revenue Bonds Series 2001
(FGIC Insured)
     06-15-11                 5.00%        $2,250,000        $2,332,665
Portland Airport Revenue Bonds
Portland International Airport
Series 2001 (FGIC Insured) A.M.T.
     07-01-11                 5.25          3,335,000         3,497,214
State Health Housing
Educational & Cultural Facilities Authority
Revenue Bonds Oregon Baptist Retirement
Homes-Weidler Retirement Center
Series 1996
     11-15-26                 8.00          7,480,000         7,723,998
Washington Multnomah & Yamhill Counties
Unlimited General Obligation Revenue Bonds
Hillsboro District Series 2001 (MBIA Insured)
     06-01-11                 5.00          2,995,000         3,109,649
Western Generation Agency
Revenue Bonds Wauna Cogeneration
Series 1994A
     01-01-21                 7.13         13,600,000        13,693,568
Western Generation Agency
Revenue Bonds Wauna Cogeneration
Series 1994B A.M.T.
     01-01-16                 7.40          9,000,000         9,222,300
Total                                                        40,624,614

Pennsylvania (2.2%)
Beaver County Industrial Development Authority
Collateralized Pollution Control
Refunding Revenue Bonds
Cleveland Electric Illuminating
Series 1995
     05-01-25                 7.63          7,500,000         7,985,475
Beaver County Industrial Development Authority
Collateralized Pollution Control
Refunding Revenue Bonds
Cleveland Electric Illuminating
Series 1995A
     07-15-25                 7.75         21,150,000        22,657,148
Beaver County Industrial Development Authority
Collateralized Pollution Control
Refunding Revenue Bonds
Toledo Edison Series 1995A
     05-01-20                 7.75         14,000,000        15,042,720
Beaver County Industrial Development Authority
Pollution Control Refunding Revenue Bonds
Toledo Edison-Beaver Valley
Series 1995
     05-01-20                 7.63         11,700,000        12,457,341
Butler County Industrial Development Authority
Health Care Refunding Revenue Bonds
Pittsburgh Lifetime Care Community
Sherwood Oaks Series 1993
     06-01-11                 5.75          2,000,000         2,019,160
Delaware County Authority
1st Mortgage Revenue Bonds
Riddle Village Series 1996
     06-01-26                 7.00         10,000,000         9,803,600
Harrisburg Dauphin County
General Obligation Bonds
Zero Coupon Series 1997F
(AMBAC Insured)
     09-15-20                 5.50          3,000,000(c)      1,037,730
     09-15-21                 5.52          1,000,000(c)        324,810
     09-15-22                 5.52          1,000,000(c)        305,400
Montgomery County
Higher Education & Health Authority
Revenue Bonds
Temple Continuing Care Center
Series 1999
     07-01-29                 6.75         10,000,000         8,638,800
Philadelphia Gas Works
Revenue Bonds
13th Series 1991
     06-15-21                 7.70          4,150,000         4,240,512
Philadelphia Municipal Authority
Lease Refunding Revenue Bonds
Series 1993D
     07-15-13                 6.25          2,500,000         2,557,050
     07-15-17                 6.30          1,550,000         1,571,933
Philadelphia Water & Sewer
Revenue Bonds
16th Series 1991
     08-01-18                 7.00         14,000,000        14,095,620
Philadelphia Water & Wastewater
Pre-refunded Revenue Bonds
Series 1993 (FSA Insured)
     06-15-15                 5.50          4,380,000         4,659,356
Total                                                       107,396,655

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
40  AXP HIGH YIELD TAX-EXEMPT FUND

Name of                      Coupon         Principal          Value(a)
issuer and                     rate            amount
title of issue(e,f)

Puerto Rico (0.3%)
Commonwealth of Puerto Rico
Unlimited General Obligation Bonds
Residual Certificates Series 2001
Inverse Floater (MBIA Insured)
     07-01-23                 6.35%       $11,600,000(d)    $10,480,020
Public Buildings Authority
Guaranteed Revenue Bonds
Residual Certificates Series 2000
Inverse Floater (FSA Insured)
     07-01-21                 7.17          3,740,000(d)      3,856,202
Total                                                        14,336,222

South Carolina (0.5%)
Cherokee County Spring City
Industrial Development Revenue Bonds
Knitting Cluett Peabody Series 1979
     09-01-09                 7.40          5,200,000         6,080,984
Jobs Economic Development Authority
1st Mortgage Health Facilities
Revenue Bonds Westly Commons
Series 2000
     10-01-31                 8.00         10,000,000         9,825,000
Piedmont Municipal Power Agency Electric
Refunding Revenue Bonds Series 1986A
     01-01-24                 5.75          7,550,000         7,057,136
Total                                                        22,963,120

South Dakota (0.6%)
Heartland Consumers Power District
Electric System Refunding Revenue Bonds
Series 1986
     01-01-10                 6.00         10,205,000        11,158,045
Sioux Falls Multi-family Housing
Revenue Bonds Series 1996A
     12-01-34                 7.50         12,090,000        11,550,786
State Lease Revenue
Trust Certificates Series 1993A
(CGIC Insured)
     09-01-17                 6.70          7,260,000         8,598,018
Total                                                        31,306,849

Tennessee (0.5%)
Nashville & Davidson Counties
Health & Education Facilities
1st Mortgage Revenue Bonds
Blakeford at Green Hills CCRC
Series 1994A
     07-01-24                 9.25         12,230,000        14,391,652
Nashville & Davidson Counties
Health & Education Facilities Board
Revenue Bonds Zero Coupon
Series 1988 Escrowed to Maturity
     06-01-21                 5.38         29,109,000(c)      7,761,042
Total                                                        22,152,694

Texas (7.3%)
Aldine Independent School District
Unlimited General Obligation
Refunding Bonds Series 2001
(Permanent School Fund Guarantee)
     02-15-11                 5.00          2,000,000         2,068,260
Alliance Airport Authority
Special Facility Revenue Bonds
American Airlines Series 1990 A.M.T.
     12-01-29                 7.50         37,400,000        38,217,937
Austin Combined Utilities System
Capital Appreciation Refunding
Revenue Bonds Zero Coupon
Series 1994 (FGIC Insured)
     05-15-18                 5.11         11,350,000(c)      4,486,201
Austin Combined Utilities System
Refunding Revenue Bonds
Series 1986
     11-15-13                 5.00         19,985,000        19,966,213
Board of Regents of the University System
General Refunding Revenue Bonds
Series 1986
     08-15-07                 6.50          2,565,000         2,830,170
Carrol Independent School District
Refunding Revenue Bonds
Series 1998A (Permanent School Fund Guarantee)
     02-15-23                 4.50          5,825,000         5,018,179
Castlewood Municipal Utility District
Water & Sewer Systems
Unlimited Tax & Refunding Revenue Bonds
Series 1997
     04-01-14                 6.75          2,650,000         2,748,951
Colony Municipal Utility
District #1 Denton County
Series 1980
     08-01-07                 9.25          1,000,000         1,282,860
Corpus Christi Unlimited General Obligation
Refunding Bonds Series 2001 (FSA Insured)
     03-01-12                 5.00          3,400,000         3,482,178

See accompanying notes to investments in securities.

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41  SEMIANNUAL REPORT -- 2001

Name of                      Coupon         Principal          Value(a)
issuer and                     rate            amount
title of issue(e,f)

Texas (cont.)
Corpus Christi Unlimited General Obligation
Refunding Bonds Series 2001 (FSA Insured)
     03-01-11                 5.00%        $3,690,000        $3,816,383
Dallas & Fort Worth International
Airport Special Facility Revenue Bonds
American Airlines Series 1999 A.M.T.
     05-01-35                 6.38         11,415,000        11,414,201
Dallas & Fort Worth International Airport
Special Facility Revenue Bonds
Delta Airlines Series 1991 A.M.T.
     11-01-26                 7.13         13,500,000        13,625,550
Denison Hospital Authority Hospital
Pre-refunded Revenue Bonds
Texoma Medical Center
Series 1994
     08-15-24                 7.10          1,350,000         1,510,664
Fate Higher Education Facilities
Revenue Bonds North Hills School
Series 2000
     12-01-25                 7.75          6,000,000         6,331,860
Harris County Capital Appreciation
Refunding Revenue Bonds
Zero Coupon Series 1996
(MBIA Insured)
     10-01-16                 5.10          6,550,000(c)      2,880,494
Harris County Health Facilities
Hospital Revenue Bonds
Memorial Hospital Series 1992
     06-01-15                 7.13         16,000,000        16,946,240
Harris County Industrial Development
Marine Terminal Refunding Revenue Bonds
GATX Terminal Series 1992
     02-01-22                 6.95         15,000,000        15,391,350
Harris County Limited General Obligation
Refunding Bonds Series 2001
     08-15-27                 5.00          7,085,000         6,662,096
Hidalgo County Health Services Corporation
Hospital Revenue Bonds Mission Hospital
Series 1996
     08-15-26                 6.88          7,880,000         7,225,330
Houston Airport Systems
Revenue Bonds 2nd Series 2000
Inverse Floater (FSA Insured) A.M.T.
     07-01-18                 7.01          5,220,000(d)      5,321,425
     07-01-19                 7.01          3,200,000(d)      3,245,056
Houston Water & Sewer System
Junior Lien Capital Appreciation
Refunding Revenue Bonds
Zero Coupon Series 1998A
(FSA Insured)
     12-01-25                 5.34         30,000,000(c)      7,480,500
Interstate Municipal Utility District
Unlimited Tax Bonds Harris County
Series 1996
     09-01-21                 6.75          3,020,000         3,167,376
Karnes County Public Facility
Lease Revenue Bonds
Series 1995
     03-01-15                 9.20         14,415,000        17,351,335
Katy Development Authority Metro Contract
Revenue Bonds Sales Tax
Series 1999A
     06-01-09                 5.75         13,730,000        13,896,682
Keller Independent School District
Refunding Revenue Bonds Series 1998
(Permanent School Fund Guarantee)
     08-15-30                 5.00          8,345,000         7,707,108
Kings Manor Municipal Utility District
Waterworks & Sewer Systems
Combination Unlimited Tax & Revenue Bonds
Series 1995
     03-01-18                 6.88          2,470,000         2,588,782
Lubbock Health Facilities Development
Corporation Fixed Rate 1st Mortgage
Revenue Bonds Carillon Series 1999A
     07-01-29                 6.50         20,145,000        17,288,238
Midland County Hospital District
Revenue Bonds Series 1992
     06-01-16                 7.50          3,025,000         3,186,959
Midlothian Water District
Capital Appreciation Refunding Bonds
Zero Coupon Series 2000 (FSA Insured)
     09-01-26                 6.00         10,690,000(c)      2,529,682
Mineral Wells Independent School Districts
Palo Pinto & Parker Counties
Unlimited Tax General Obligation
School Building & Refunding Bonds
Series 1998 (Permanent School Fund Guarantee)
     02-15-22                 4.75          5,430,000         4,923,653

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
42  AXP HIGH YIELD TAX-EXEMPT FUND

Name of                      Coupon         Principal          Value(a)
issuer and                     rate            amount
title of issue(e,f)

Texas (cont.)
Montgomery County Municipal Utility
District #42 Refunding Revenue Bonds
Waterworks & Sewer Systems
Series 1999
     09-01-23                 6.88%        $2,005,000        $2,085,340
Municipal Power Agency
Refunding Revenue Bonds
Series 1987
     09-01-13                 5.50          7,410,000         7,412,445
Municipal Power Agency
Refunding Revenue Bonds
Series 1993 (MBIA Insured)
     09-01-09                 5.25          8,000,000         8,460,000
North Central Health Facilities
Development Revenue Bonds
Retirement Facility
Northwest Senior Housing
Series 1999A
     11-15-29                 7.50         15,000,000        14,861,700
Northside Independent School District
Unlimited General Obligation Refunding
Bonds Series 2001
(Permanent School Fund Guarantee)
     02-15-12                 5.50          3,720,000         3,952,500
Richardson Independent School District
General Obligation Bonds Series 1998C
(Permanent School Fund Guarantee)
     02-15-25                 4.75          4,470,000         4,024,162
Rio Grande City Consolidated
Independent School District
Public Facilities Lease
Revenue Bonds Series 1995
     07-15-10                 6.75          4,000,000         4,262,640
Round Rock Independent School District
Unlimited General Obligation Bonds
Series 2001A
(Permanent School Fund Guarantee)
     08-01-11                 5.50          3,435,000         3,695,133
State Public Finance Authority
Unlimited General Obligation
Refunding Bonds Series 1997
     10-01-12                 5.00          4,275,000         4,351,437
State Public Finance Authority
Unlimited General Obligation
Refunding Bonds Series 1997
     10-01-11                 5.25          7,000,000         7,288,750
West Side Calhoun County
Navigation District Solid Waste Disposal
Revenue Bonds Union Carbide
Chemical & Plastics Series 1991 A.M.T.
     03-15-21                 8.20         17,550,000        18,013,319
Wichita County Health Facilities
Development Refunding Revenue Bonds
Rolling Meadows Series 1998A
     01-01-28                 6.25         22,815,000        19,781,517
Wylie Independent School District
Unlimited General Obligation
Refunding Bonds Zero Coupon
Series 2001
(Permanent School Fund Guarantee)
     08-15-11                 4.68          3,125,000(c)      1,886,531
     08-15-12                 4.80          3,385,000(c)      1,910,122
     08-15-15                 5.10          1,690,000(c)        786,898
     08-15-20                 5.46          3,000,000(c)      1,016,340
Total                                                       358,380,747

Utah (1.9%)
Carbon County Solid Waste Disposal
Refunding Revenue Bonds Sunnyside
Cogeneration Series 1999A A.M.T.
     08-15-23                 7.10         12,605,000        12,744,159
Carbon County Solid Waste Disposal
Refunding Revenue Bonds Sunnyside
Cogeneration Zero Coupon
Series 1999B A.M.T.
     08-15-24                 6.82          3,920,000(h)        759,304
Eagle Mountain Special Assessment
Revenue Bonds Special Improvement
District #00-1 Series 2001
     02-01-21                 8.25          6,380,000         6,260,822
Eagle Mountain Special Assessment
Revenue Bonds Special Improvement
District #98-1 Series 1999
     12-15-12                 6.25         12,105,000        11,698,514
Hurricane Health Facilities
Development Revenue Bonds
Mission Health Services
Series 1990
     07-01-20                10.50          7,365,000         5,524,487
Intermountain Power Agency
Power Supply Pre-refunded
Revenue Bonds (AMBAC Insured)
Series 1986
     07-01-13                 5.00          3,200,000         3,200,576

See accompanying notes to investments in securities.

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43  SEMIANNUAL REPORT -- 2001

Name of                      Coupon         Principal          Value(a)
issuer and                     rate            amount
title of issue(e,f)

Utah (cont.)
Intermountain Power Agency
Power Supply Refunding
Revenue Bonds Series 1998A
(MBIA Insured)
     07-01-12                 5.25%       $20,550,000       $21,246,028
Intermountain Power Agency
Power Supply Residual Certificates
Series 2000 Inverse Floater
(MBIA Insured)
     07-01-17                 7.47         18,400,000(d)     19,938,791
Intermountain Power Agency
Power Supply Un-refunded Revenue Bonds
Series 1986 (AMBAC Insured)
     07-01-13                 5.00          1,800,000         1,800,090
Intermountain Power Agency
Power Supply Pre-refunded Revenue Bonds
Series 1987A (MBIA Insured)
     07-01-12                 5.00          5,050,000         5,051,414
Intermountain Power Agency
Power Supply Un-refunded Revenue Bonds
Series 1987A (MBIA Insured)
     07-01-12                 5.00          2,950,000         2,950,384
Tooele County Pollution Control
Refunding Revenue Bonds
Laidlaw Environmental Services Incorporated
Series 1997A A.M.T.
     07-01-27                 7.55          4,000,000(b)        111,600
Total                                                        91,286,169

Virginia (0.9%)
Fairfax County Economic
Development Authority
Educational Facilities Revenue Bonds
Browne Academy Series 1998
     10-01-08                 6.00          1,265,000         1,264,140
     10-01-23                 6.45          5,200,000         5,150,860
Fairfax County Redevelopment & Housing
Authority Multi-family Housing Revenue Bonds
Burkeshire Commons Series 1996
     10-01-36                 7.60         13,000,000        13,873,600
Hopewell City Industrial Development Authority
Pollution Control Refunding Revenue Bonds
Stone Container Series 1992
     05-01-10                 8.25          3,170,000         3,268,524
Housing Development Authority
Commonwealth Mortgage Bonds
Series 1992A
     01-01-33                 7.15         11,890,000        12,214,121
Upper Occoquan Sewer Authority
Regional Sewer Revenue Bonds
Series 1995A (MBIA Insured)
     07-01-29                 4.75          9,500,000         8,676,065
Total                                                        44,447,310

Washington (3.6%)
Chelan County Public Utility District #1
Capital Appreciation Bonds
Columbia River Rock Island Highway
Zero Coupon Series 1997A (MBIA Insured)
     06-01-20                 5.68         10,000,000(c)      3,469,400
     06-01-21                 5.70         20,685,000(c)      6,748,068
     06-01-23                 5.95         22,685,000(c)      6,531,919
     06-01-27                 5.74         22,685,000(c)      5,148,361
     06-01-29                 5.74         24,595,000(c)      4,947,776
Clark County Refunding Revenue
Bonds Series 2001B (AMBAC Insured)
     12-01-12                 5.25          2,565,000         2,689,223
King County Housing Authority
Pooled Housing Refunding
Revenue Bonds Series 1995A
     03-01-26                 7.20          4,000,000         4,186,520
Longview Industrial Development Corporation
Solid Waste Revenue Bonds
Weyerhaeuser Series 1991 A.M.T.
     02-01-13                 7.45         20,000,000        20,425,800
Public Power Supply System Nuclear
Project #1 Refunding Revenue Bonds
Bonneville Power Administration
Series 1993 (FSA Insured)
     07-01-11                 5.61         40,000,000        43,364,000
Public Power Supply System Nuclear
Project #2 Revenue Bonds Series 1994A
     07-01-11                 5.38         10,000,000        10,301,600
Public Power Supply System Project #3
Refunding Revenue Bonds
Bonneville Power Administration
Series 2001A (FSA Insured)
     07-01-18                 5.50         21,500,000        21,982,460
Seattle Municipal Light & Power
Refunding Revenue Bonds Inverse Floater
Series 2001 (FSA Insured)
     03-01-21                 6.15          4,580,000(d)      4,253,675
Snohomish County Public Utility District #1
Generation System Refunding Revenue Bonds
Series 1986A
     01-01-20                 5.00         17,750,000        17,579,778

See accompanying notes to investments in securities.

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44  AXP HIGH YIELD TAX-EXEMPT FUND

Name of                      Coupon         Principal          Value(a)
issuer and                     rate            amount
title of issue(e,f)

Washington (cont.)
State General Obligation
Refunding Revenue Bonds
Zero Coupon Series 1997A
     07-01-19                 5.95%       $16,260,000(c)     $5,978,639
State Housing Finance Commission
Refunding Revenue Bonds Horizon House
Series 1995A (Asset Guaranty)
     07-01-17                 6.00          3,700,000         3,788,504
     07-01-27                 6.13          3,845,000         3,963,195
State Unlimited General Obligation Bonds
Residual 1st Series 2000
Inverse Floater
     07-01-18                 7.31          4,820,000(d)      5,204,106
State Unlimited General Obligation Bonds
Residual 2nd Series 2000
Inverse Floater
     07-01-19                 7.31          4,770,000(d)      5,150,121
Total                                                       175,713,145

West Virginia (0.9%)
Kanawha County Pollution Control
Revenue Bonds Union Carbide
Series 1984
     08-01-04                 7.35          3,000,000         3,286,260
Mason County Pollution Control
Refunding Revenue Bonds
Appalachian Power Series 1992J
     10-01-22                 6.60         25,000,000        25,740,500
Princeton Hospital Revenue Bonds
Community Hospital Association
Series 1999
     05-01-29                 6.10          4,070,000         3,152,378
Putnam County Pollution Control
Revenue Bonds Appalachian Power
Series 1992C
     07-01-19                 6.60         10,600,000        10,895,740
South Charleston Pollution Control
Refunding Revenue Bonds
Union Carbide Series 1985
     08-01-05                 7.63          3,000,000         3,285,750
Total                                                        46,360,628

Wisconsin (0.9%)
Madison Industrial Development
Refunding Revenue Bonds
Madison Gas & Electric
Series 1992B
     10-01-27                 6.70         19,300,000        20,478,072
State Health & Educational Facilities Authority
Lifecare Revenue Bonds United Lutheran
Program for the Aging - Luther Manor
Series 1998
     03-01-28                 5.70          3,250,000         2,541,435
State Health & Educational Facilities Authority
Revenue Bonds FH Healthcare Development
Series 1999
     11-15-28                 6.25         10,000,000         8,783,400
State Health & Educational Facilities Authority
Revenue Bonds St. Clare Hospital of Monroe
Series 1992
     02-15-22                 7.00         12,115,000        12,693,491
Total                                                        44,496,398

Wyoming (0.1%)
State Farm Loan Board Capital Facilities
Revenue Bonds Series 1994
     04-01-24                 6.10          5,000,000         5,170,650

Total municipal bonds
(Cost: $4,451,227,128)                                   $4,675,205,357

Municipal notes (3.2%)
Issuer(e,f,g)            Annualized            Amount          Value(a)
                          yield on         payable at
                   date of purchase          maturity

Allegheny County Pennsylvania Higher Education
Facilities Authority Revenue Bonds
(Carnegie Mellon University) V.R. Series 1998
     12-01-33                 3.10%          $650,000(i)       $650,000
Bay Area Toll Authority California
(San Francisco Bay Toll Bridge) V.R.
Series 2001
     04-01-36                 2.90         30,000,000(i)     30,000,000
Bell County Texas Health Facilities Authority
(Scott & White Memorial Hospital)
V.R. Series 2000B-1
     08-15-29                 3.10          8,000,000(i)      8,000,000
Burke County Georgia Development Authority
Pollution Control Revenue Bonds
(Georgia Power Vogtle) 3rd Series 1995 V.R.
     09-01-25                 3.10          1,100,000(i)      1,100,000
Chicago Illinois Water Revenue Bonds
2nd Lien V.R. Series 1999
     11-01-30                 2.90          4,000,000(i)      4,000,000

See accompanying notes to investments in securities.

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45  SEMIANNUAL REPORT -- 2001

Issuer(e,f,g)            Annualized            Amount          Value(a)
                          yield on         payable at
                   date of purchase          maturity

Cuyahoga County Ohio Economic Development
Revenue Bonds (Cleveland Clinic) V.R.
Series 1997
     01-01-26                 3.10%        $1,300,000 (i)    $1,300,000
Cuyahoga County Ohio Economic Development
Revenue Bonds (Cleveland Orchestra) V.R.
Series 1998
     04-01-28                 3.05          2,000,000(i)      2,000,000
Dade County Florida Health Facilities Authority
(Miami Childrens' Hospital) V.R. Series 1990
     09-01-20                 3.05          6,000,000(i)      6,000,000
Florida Hospital Association
Capital Finance Authority
V.R. Series 1998A
     06-01-28                 3.10          4,900,000(i)      4,900,000
Illinois Health Facilities Authority
Revenue Bonds (Blessing Hospital)
V.R. Series 1999B
     11-15-29                 3.15          1,800,000(i)      1,800,000
Illinois Health Facilities Authority
Revenue Bonds (Elmhurst
Memorial Healthcare) V.R. Series 1998A
     01-01-28                 3.15          2,800,000(i)      2,800,000
Illinois Health Facilities Authority
Revenue Bonds (University of
Chicago Hospitals) V.R. Series 1998
(MBIA Insured)
     08-01-26                 3.10          7,700,000(i)      7,700,000
Lakeland Florida Engineering Systems
Revenue Bonds V.R. Series 2001A
     10-01-35                 3.15          5,000,000(i)      5,000,000
Lakewood Ranch Florida Community Development
Special Assessments District #5 Series 2001
     09-01-01                 6.00          2,500,000         2,500,000
Lexington & Fayette Urban Counties Kentucky
Airport Revenue Bonds V.R. Series 1998A A.M.T.
     07-01-28                 3.20          2,300,000(i)      2,300,000
Lexington & Fayette Urban Counties Kentucky
Airport Revenue Bonds V.R. Series 1998C A.M.T.
     07-01-13                 3.20          2,200,000(i)      2,200,000
Lincoln County Wyoming Pollution Control
Revenue Bonds (Exxon) V.R. Series 1984
     11-01-14                 3.10          6,700,000(i)      6,700,000
Louisville & Jefferson Counties Kentucky
Kyregl Airport Authority Special Facilities
Revenue Bonds V.R. Series 1999B A.M.T.
     01-01-29                 3.15          5,100,000(i)      5,100,000
New York City Revenue Bonds
V.R. Series 1993
     08-01-21                 3.00          5,500,000(i)      5,500,000
New York City Revenue Bonds
V.R. Series 1993A
     08-01-20                 3.05          6,350,000(i)      6,350,000
New York City Revenue Bonds
V.R. Series 1994
     08-15-09                 3.00          3,000,000(i)      3,000,000
     08-01-13                 3.00          2,000,000(i)      2,000,000
New York City Transit Finance Authority
Revenue Bonds V.R. Series 1999B
     11-01-27                 3.00          7,000,000(i)      7,000,000
North Carolina Medical Care
Community Hospital Revenue Bonds
(Duke University Hospital) V.R. Series 1985B
     06-01-15                 2.85          3,800,000(i)      3,800,000
Ohio State Air Quality Development Authority
Pollution Control Refunding Revenue Bonds
(Toledo Edison) V.R. Series 1995
     05-01-22                 3.05          2,600,000(i)      2,600,000
Roanoke Virginia Hospital Revenue Bonds
(Carilion Healthcare) V.R. Series 1995A
     07-01-19                 3.10          2,400,000(i)      2,400,000
     07-01-27                 3.10         10,800,000(i)     10,800,000
Roanoke Virginia Hospital Revenue Bonds
(Carilion Healthcare) V.R. Series 1995B
     07-01-19                 3.10          6,100,000(i)      6,100,000
Uinta County Wyoming Pollution Control
Revenue Bonds (Amoco) V.R. Series 1998
     07-01-26                 3.05          2,160,000(i)      2,160,000
Valdez Alaska Marine Terminal Revenue Bonds
(Exxon Pipeline) V.R. Series 1985
     10-01-25                 3.05         12,645,000(i)     12,645,000

Total municipal notes
(Cost: $158,405,000)                                       $158,405,000

Total investments in securities
(Cost: $4,609,632,128)(l)                                $4,833,610,357

See accompanying notes to investments in securities.

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46  AXP HIGH YIELD TAX-EXEMPT FUND

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(d) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on May 31, 2001.

(e) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

    ACA       --  ACA Financial Guaranty Corporation
    AMBAC     --  American Municipal Bond Association Corporation
    BIG       --  Bond Investors Guarantee
    CGIC      --  Capital Guaranty Insurance Company
    FGIC      --  Financial Guarantee Insurance Corporation
    FHA       --  Federal Housing Authority
    FNMA      --  Federal National Mortgage Association
    FSA       --  Financial Security Assurance
    GNMA      --  Government National Mortgage Association
    MBIA      --  Municipal Bond Investors Assurance

(f) The following abbreviations may be used in the portfolio descriptions:

    A.M.T.    --  Alternative Minimum Tax -- As of May 31, 2001, the value of securities subject to alternative minimum tax represented
                  14.06% of net assets.
    B.A.N.    --  Bond Anticipation Note
    C.P.      --  Commercial Paper
    R.A.N.    --  Revenue Anticipation Note
    T.A.N.    --  Tax Anticipation Note
    T.R.A.N.  --  Tax & Revenue Anticipation Note
    V.R.      --  Variable Rate
    V.R.D.B.  --  Variable Rate Demand Bond
    V.R.D.N.  --  Variable Rate Demand Note

(g) The Portfolio is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity.

(h) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(i) Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2001.

(j) Negligible market value.

(k) At May 31, 2001, the cost of securities purchased, including interest purchased, on a when-issued basis was $12,050,511.

(l) At May 31, 2001, the cost of securities for federal income tax purposes was approximately $4,609,632,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                   $310,371,000
    Unrealized depreciation                                    (86,393,000)
                                                               -----------
    Net unrealized appreciation                               $223,978,000
                                                              ------------

-------------------------------------------------------------------------------
47  SEMIANNUAL REPORT -- 2001

AXP High Yield Tax-Exempt Fund
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

                              PRSRT STD AUTO
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Ticker Symbol
Class A: INHYX       Class B: IHYBX
Class C: N/A         Class Y: N/A

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD.
American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

                                                              S-6432 P (7/01)